Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 113.14%
ASSET-BACKED SECURITIES — 5.19%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
5.49% 12/27/44
1,2
$ 14,876,156 $ 14,633,408
AGL CLO 1 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.89% 10/20/34
1,2,3
24,800,000 23,623,587
AGL CLO 17 Ltd.,
Series 2022-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.33%)
5.32% 01/21/35
1,2,3
30,520,000 29,614,716
AIG CLO LLC,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
5.24% 04/15/34
1,2,3
48,800,000 47,438,480
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.21% 10/17/34
1,2,3
7,050,000 6,876,633
Allegro CLO XIII Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.94% 07/20/34
1,2,3
9,250,000 8,869,816
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
5.20% 01/15/32
1,2,3
27,800,000 27,324,064
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
5.22% 10/16/28
1,2,3
14,514,468 14,505,033
AMMC CLO 22 Ltd.,
Series 2018-22A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.45%)
5.81% 04/25/31
1,2,3
19,750,000 19,096,078
AMSR Trust,
Series 2020-SFR1, Class A
1.82% 04/17/37
1
13,986,580 12,792,575
AMSR Trust,
Series 2021-SFR1, Class G
4.61% 06/17/38
1,4
13,000,000 10,373,369
Apidos CLO XVIII,
Series 2018-18A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.97% 10/22/30
1,2,3
6,700,000 6,464,629
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
5.30% 04/20/31
1,2,3
$ 21,345,000 $ 21,048,347
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.04% 01/20/28
1,2,3
17,427,392 17,314,253
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
5.19% 07/20/29
1,2,3
20,792,670 20,649,492
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
5.46% 01/20/32
1,2,3
19,110,000 18,829,867
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
5.03% 08/25/34
1,2
129,474 129,322
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
4.94% 01/25/35
1,2
757,155 755,638
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
4.84% 04/25/35
1,2
1,525,035 1,457,955
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
5.61% 04/20/35
1,2
48,400,000 46,284,920
BlueMountain CLO Ltd.,
Series 2014-2A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
5.99% 10/20/30
1,2,3
1,830,000 1,764,065
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.78% 10/15/34
1,2,3
25,000,000 23,883,700
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
5.22% 07/20/29
1,2,3
27,936,643 27,551,760
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
5.09% 12/26/35
2
19,349 19,049

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
5.90% 02/25/35
2
$ 10,993,119 $ 10,931,548
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
5.36% 10/27/36
2
22,282,573 21,985,918
Carvana Auto Receivables Trust,
Series 2021-N1, Class R
0.00% 01/10/28
1
40,871 6,829,421
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
43,250 19,746,851
Catskill Park CLO Ltd.,
Series 2017-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.94% 04/20/29
1,2,3
6,000,000 5,823,480
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
5.59% 04/20/34
1,2,3
4,950,000 4,653,921
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
5.83% 07/17/31
1,2,3
7,000,000 6,772,500
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 10/17/34
1,2,3
9,350,000 8,867,540
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
5.87% 10/24/30
1,2,3
3,475,000 3,351,082
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.84% 10/20/34
1,2,3
9,000,000 8,561,340
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 10/15/34
1,2,3
20,000,000 19,082,200
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
5.18% 04/17/35
1,2,3
35,000,000 34,047,160
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
5.02% 06/25/42
1,2
$ 9,118,341 $ 7,993,371
Clear Creek CLO,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
5.44% 10/20/30
1,2,3
27,190,000 26,893,847
College Loan Corp. Trust,
Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
4.57% 01/15/37
2
1,641,601 1,419,572
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
5.43% 11/15/28
1,2,3
16,029,837 15,858,526
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
5.86% 11/15/28
1,2,3
1,500,000 1,444,620
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.79% 07/18/30
1,2,3
3,500,000 3,393,540
Dryden 83 CLO Ltd.,
Series 2020-83A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
5.41% 01/18/32
1,2,3
29,220,000 28,780,560
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.33% 11/20/34
1,2,3
22,500,000 21,278,250
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
4.98% 04/15/29
1,2,3
20,549,504 20,301,882
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
5.33% 01/15/34
1,2,3
23,850,000 23,291,266
Eaton Vance CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
5.83% 10/15/30
1,2,3
5,000,000 4,826,000

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd.,
Series 2020-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 10/15/34
1,2,3
$ 25,000,000 $ 23,882,500
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
5.37% 07/26/66
1,2
31,573,461 30,754,376
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
5.19% 04/26/32
1,2
6,398,834 6,325,084
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
5.09% 03/25/36
2
5,172,273 5,167,039
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
5.74% 03/25/36
1,2
6,735,354 6,666,398
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.84% 10/20/34
1,2,3
16,000,000 15,242,080
FirstKey Homes Trust,
Series 2021-SFR1, Class F1
3.24% 08/17/38
1
9,416,000 7,953,190
FirstKey Homes Trust,
Series 2021-SFR2, Class F1
2.91% 09/17/38
1
12,677,000 10,448,040
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
5.34% 07/19/34
1,2,3
52,500,000 50,919,750
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
13,999,655 13,491,505
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.15% 08/25/42
2
1,512,402 1,388,168
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
5.04% 09/25/41
1,2
12,668,060 12,154,742
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.39% 10/20/34
1,2,3
36,180,000 35,291,166
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
5.52% 10/29/29
1,2,3
$ 4,475,150 $ 4,434,650
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 3.30%)
7.29% 10/25/35
1,2,3
8,800,000 8,799,630
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.01%)
5.09% 04/15/31
1,2,3
6,730,000 6,621,708
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(United Kingdom)
(CME Term SOFR 3-Month plus 1.32%)
5.36% 01/22/35
1,2,3
35,720,000 34,573,388
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.02% 01/23/35
1,2,3
19,250,000 18,369,582
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
537,839 482,030
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
35,112,137 30,442,732
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
5.32% 07/15/27
1,2,3
4,367,138 4,350,280
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
5.28% 10/20/27
1,2,3
1,925,598 1,912,529
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
5.12% 04/20/28
1,2,3
7,640,114 7,600,477
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 2A3
5.62% 03/25/37
1,4
354,367 348,842
Lucali CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
5.29% 01/15/33
1,2,3
11,550,000 11,375,479

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.38% 04/19/33
1,2,3
$ 30,635,000 $ 30,162,302
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
5.78% 07/21/30
1,2,3
10,000,000 9,634,600
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
4.83% 04/15/29
1,2,3
6,772,958 6,694,074
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
5.20% 07/17/34
1,2,3
20,500,000 20,025,076
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.01% 01/25/35
1,2,3
20,000,000 19,181,180
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
5.56% 01/25/32
1,2,3
27,025,000 26,666,378
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
4.90% 06/25/31
2
557,019 527,400
Navient Student Loan Trust,
Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
5.03% 03/25/83
2
27,901,506 26,584,333
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
5.01% 03/25/83
2
50,316,036 48,392,746
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
5.01% 03/25/83
2
74,065,954 70,499,690
Navient Student Loan Trust,
Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
5.00% 03/25/83
2
31,145,412 29,843,652
Navient Student Loan Trust,
Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
5.00% 03/25/83
2
64,844,531 62,118,942
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
4.99% 04/25/40
2
$ 49,020,072 $ 47,400,900
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
4.96% 11/26/40
2
96,048,723 93,111,057
Navient Student Loan Trust,
Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
5.54% 03/25/66
1,2
51,585,314 50,439,908
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
5.14% 08/23/36
1,2
8,221,505 7,997,431
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
4.99% 10/27/36
1,2
6,813,839 6,612,980
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
5.34% 11/25/48
1,2
11,630,000 11,331,728
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
4.94% 07/25/46
1,2
39,241,961 37,872,977
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
4.98% 04/25/46
1,2
74,352,280 71,901,813
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
5.29% 06/25/54
1,2
8,890,000 8,566,038
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
5.12% 04/15/34
1,2,3
8,295,000 8,071,524
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.68% 10/16/33
1,2,3
23,000,000 22,293,923
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
5.49% 04/20/33
1,2,3
25,455,000 25,071,724
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.13% 04/14/35
1,2,3
32,185,000 31,369,851

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.84% 10/20/34
1,2,3
$ 20,000,000 $ 19,174,100
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.94% 10/20/34
1,2,3
15,500,000 14,846,024
Octagon 66 Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.94%)
4.59% 08/16/33
1,2,3
45,000,000 44,650,800
Octagon Investment Partners 20-R Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.35% 05/12/31
1,2,3
17,500,000 16,834,825
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.78% 10/15/34
1,2,3
18,800,000 18,011,979
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 07/15/36
1,2,3
7,250,000 6,957,397
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class A2R3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
6.05% 02/14/31
1,2,3
1,470,000 1,408,198
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
5.38% 07/02/35
1,2,3
33,250,000 32,478,068
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.26% 02/24/37
1,2,3
16,110,000 15,630,566
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
5.69% 11/15/31
1,2,3
18,400,000 18,118,112
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 10/15/34
1,2,3
19,500,000 18,677,100
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
5.63% 01/20/34
1,2,3
$ 61,000,000 $ 59,679,411
PHEAA Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
4.99% 10/25/41
1,2
75,089,845 72,253,390
Progress Residential Trust,
Series 2019-SFR3, Class F
3.87% 09/17/36
1
4,000,000 3,761,612
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
21,439,000 18,319,008
Progress Residential Trust,
Series 2021-SFR6, Class E2
2.53% 07/17/38
1
3,973,000 3,308,475
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42% 07/17/38
1
10,437,000 8,718,498
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
1
8,896,000 7,501,130
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
1
23,777,000 19,076,285
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38% 10/17/38
1
10,400,000 8,580,205
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53% 10/17/38
1
11,375,000 9,344,442
Progress Residential Trust,
Series 2021-SFR8, Class F
3.18% 10/17/38
1
55,165,000 45,656,311
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
19,482,000 16,354,027
Progress Residential,
Series 2021-SFR1, Class E
2.11% 04/17/38
1
3,000,000 2,532,247
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
1
3,055,000 2,591,807
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
3,190,000 2,716,785
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
5.32% 04/20/34
1,2,3
42,580,000 41,325,934

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Regatta XIV Funding Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.85%)
6.21% 10/25/31
1,2,3
$ 1,900,000 $ 1,836,888
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.78% 10/15/34
1,2,3
17,000,000 16,303,000
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
5.10% 10/15/29
1,2,3
26,044,213 25,703,893
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
5.43% 10/20/30
1,2,3
4,610,000 4,553,578
Rockford Tower CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.33% 08/20/32
1,2,3
20,000,000 19,155,320
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
5.52% 01/20/32
1,2,3
23,840,000 23,516,467
Rockford Tower CLO Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.80%)
6.04% 01/20/32
1,2,3
4,200,000 4,058,981
Scholar Funding Trust,
Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
5.49% 03/28/46
1,2
16,360,500 15,889,188
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
5.48% 01/20/34
1,2,3
40,930,000 39,931,308
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.89% 10/20/34
1,2,3
25,000,000 23,871,500
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
28,901,383 25,617,235
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
4.94% 08/15/31
2
201,149 183,985
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
6.37% 12/15/32
2
$ 7,827,852 $ 7,796,747
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
5.36% 12/15/68
2
38,477 36,331
SLM Student Loan Trust,
Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
5.52% 03/15/33
1,2
3,403,058 3,211,105
SLM Student Loan Trust,
Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
4.96% 01/25/41
2
45,010,398 43,027,985
SLM Student Loan Trust,
Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
4.53% 01/25/41
2
25,060,827 23,773,166
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
4.52% 01/25/41
2
27,259,483 25,579,107
SLM Student Loan Trust,
Series 2007-1, Class A6
(LIBOR USD 3-Month plus 0.14%)
4.50% 01/27/42
2
26,573,944 25,037,380
SLM Student Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
4.58% 01/27/42
2
3,106,235 2,767,081
SLM Student Loan Trust,
Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
5.21% 04/27/43
2
3,877,408 3,611,413
SLM Student Loan Trust,
Series 2007-7, Class A4
(LIBOR USD 3-Month plus 0.33%)
4.69% 01/25/22
2
214,995 209,192
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 01/25/83
2
38,874,000 29,740,987
SLM Student Loan Trust,
Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
5.36% 10/25/21
2
13,685 13,171
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 04/26/83
2
2,260,000 2,083,254
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
6.01% 07/25/22
2
1,581,831 1,559,173

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 04/25/73
2
$ 8,849,000 $ 8,515,766
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
6.06% 07/25/23
2
22,767,756 22,538,437
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/25/73
2
37,199,000 35,252,919
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
5.46% 07/25/23
2
10,218,767 9,836,946
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
31,424,000 28,643,130
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
17,206,000 17,029,386
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
5.86% 04/25/23
2
2,083,463 2,052,886
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/75
2
625,000 597,025
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
5.86% 04/25/23
2
46,924,397 46,094,497
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/83
2
45,100,000 45,116,864
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
5.14% 01/25/45
1,2
116,478,526 111,122,094
SLM Student Loan Trust,
Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
5.54% 10/25/34
2
1,676,493 1,657,710
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
5.34% 09/25/28
2
494,287 463,133
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.09% 01/25/29
2
10,519,733 9,781,038
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
5.04% 12/27/38
2
$ 12,147,211 $ 11,588,758
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
5.04% 05/26/26
2
18,239,763 16,763,045
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,450,000 16,117,239
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 01/15/34
1,2,3
14,500,000 13,950,450
Trestles CLO IV Ltd.,
Series 2021-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
5.45% 07/21/34
1,2,3
50,000,000 48,516,000
U.S. Small Business Administration,
Series 2022-25F, Class 1
4.01% 06/01/47 69,173,721 65,984,038
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
5.83% 01/15/35
1,2,3
17,500,000 16,682,925
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.93% 07/19/34
1,2,3
11,825,000 11,330,715
Total Asset-Backed Securities
(Cost $3,354,982,141) 3,266,011,915
BANK LOANS — 1.77%*
Automotive — 0.03%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 04/30/26
2
18,429,354 18,122,229
Communications — 0.21%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 03/15/27
2
24,382,975 23,200,766
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
6.82% 04/15/27
2
7,396,856 6,629,432
Term Loan, 1st Lien
(LIBOR plus 2.25%)
6.57% 07/17/25
2
776,562 736,569

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Diamond Sports Group, LLC,
Term Loan, 2nd Lien
(SOFR plus 2.25%)
7.57% 08/24/26
2
$ 66,032,174 $ 8,474,239
EW Scripps Co.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.38% 10/02/24
2
3,937,896 3,874,733
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.50% 05/01/28
2
16,481,438 15,782,460
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.44% 02/01/29
2,3
11,306,192 10,938,741
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.14% 04/11/25
2
26,269,260 26,214,620
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 03/09/27
2
43,781,678 35,661,052
(SOFR plus 3.25%)
8.57% 03/09/27
2
4,213,009 3,516,535
135,029,147
Consumer Discretionary — 0.08%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.84% - 8.63% 07/31/28
2,7
1,144,000 1,080,125
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.93% 01/24/29
2,3
44,629,631 40,135,651
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.48% 10/01/26
2
7,588,547 7,286,067
48,501,843
Electric — 0.08%
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(LIBOR plus 3.25%)
7.63% 04/06/26
2
43,696,385 41,304,007
Homer City Generation LP,
Term Loan, 1st Lien (France)
(LIBOR plus 11.00%)
15.39% 04/05/23
2,5,6
6,509,147 3,905,488
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
6.09% - 6.13% 12/31/25
2
$ 3,258,620 $ 3,235,109
48,444,604
Entertainment — 0.13%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57% 01/15/30
2
1,243,525 1,244,457
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
9.00% 02/28/25
2
6,702,692 1,266,742
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% 09/07/23
2
8,575,161 8,444,775
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
5.87% 08/01/27
2
71,870,249 69,163,616
80,119,590
Finance — 0.16%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
8.50% - 8.68% 02/27/26
2,3
1,447,376 1,299,020
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
6.60% 12/01/27
2
8,823,535 8,819,609
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07% 04/09/27
2
8,435,237 7,898,840
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 10/23/28
2
40,191,288 38,266,326
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.73% 11/05/28
2
16,790,000 16,739,630
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
6.32% 04/28/28
2
28,600,000 27,906,450
100,929,875

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food — 0.04%
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% - 6.66% 08/03/25
2
$ 22,849,834 $ 22,815,330
Gaming — 0.04%
Churchill Downs, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
6.39% 03/17/28
2
12,772,500 12,687,371
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.32% 01/26/29
2
3,637,068 3,465,234
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 04/26/28
2
1,489,375 1,431,662
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
7.17% 05/03/29
2
3,451,330 3,422,805
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.00%)
7.42% 04/13/29
2
5,313,734 5,254,911
26,261,983
Health Care — 0.27%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
6.63% 11/08/27
2
25,102,823 25,024,377
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
6.10% 01/15/25
2
6,520,459 6,509,602
Bausch & Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.84% 05/10/27
2
5,500,009 5,246,514
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.38% 11/15/27
2
47,318,884 45,860,043
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
6.44% 05/22/26
2
628,170 628,563
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.19% 03/15/28
2
34,063,971 34,073,168
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/05/28
2
39,854,843 39,565,298
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
2
$ 7,171,093 $ 7,119,246
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 02/01/28
2
3,866,650 3,782,879
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.92% 04/20/29
2
746,250 743,452
PetVet Care Centers LLC,
Term Loan B3, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 02/14/25
2
3,337,925 3,147,329
171,700,471
Industrials — 0.29%
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.67% 05/11/29
2
2,009,397 2,011,597
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.02% 07/01/26
2
69,960,448 69,531,241
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
9.38% 08/02/27
2
43,230,125 42,180,930
II-VI, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 07/02/29
2
3,814,915 3,784,396
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 06/30/28
2
5,493,932 5,425,258
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.98% 04/15/28
2
27,816,400 24,115,289
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
6.98% 05/30/25
2
19,587,846 19,412,044
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
6.98% 12/09/25
2
8,280,615 8,195,739
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.58% 08/12/24
2
10,138,389 8,840,675
183,497,169

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0.19%
Arches Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/06/27
2
$ 5,553,431 $ 5,156,028
AthenaHealth Group, Inc.,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
7.82% 02/15/29
2,8
291,133 263,580
Term Loan B, 1st Lien (France)
(SOFR plus 3.50%)
7.82% 02/15/29
2
6,836,387 6,189,391
Caesars Resort Collection LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 07/21/25
2
1,277,513 1,275,987
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
2
10,596,423 10,518,752
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32% - 7.58% 07/06/29
2
8,930,000 8,917,230
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 10/01/27
2
17,991,414 16,934,419
Mitnick Corporate Purchaser, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.94% 05/02/29
2
3,142,125 2,951,649
NortonLifeLock, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.42% 09/12/29
2
53,430,000 52,639,770
Open Text Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.86% 11/16/29
2
4,295,738 4,206,065
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
6.50% 09/23/26
2
3,998,861 3,968,869
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 3.25%)
7.98% 08/31/28
2
1,983,496 1,912,139
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 04/24/28
2
3,129,156 2,982,086
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 10/07/27
2
1,839,775 1,779,991
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.77% 03/04/28
2
$ 3,208,507 $ 2,722,418
122,418,374
Insurance — 0.05%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 02/15/27
2
26,032,316 24,491,333
Asurion LLC,
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/23/26
2
1,262,912 1,128,993
Asurion, LLC,
Term Loan B4, 2nd Lien
(LIBOR plus 5.25%)
9.63% 01/20/29
2
3,271,966 2,562,653
HUB International Ltd.,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
7.53% 04/25/25
2
571,304 566,953
28,749,932
Retail — 0.15%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
8.99% 04/20/28
2
4,340,781 4,329,256
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 02/19/28
2
48,058,851 47,266,601
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
6.13% - 6.16% 11/19/26
2,3
20,317,480 20,007,232
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.09% 03/15/28
2
8,695,435 8,597,611
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.13% 03/01/27
2
13,439,173 12,912,425
93,113,125
Services — 0.04%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.17% - 8.38% 01/29/27
2
4,370,730 4,285,130
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.80% 06/22/29
2,9
4,512,129 4,420,014

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.98% 03/06/25
2
$ 2,483,063 $ 2,032,586
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/15/28
2
7,003,131 6,750,528
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.17% 02/23/29
2
2,867,890 2,780,075
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(LIBOR plus 2.25%)
6.63% 12/01/28
2
2,791,803 2,769,119
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 11/02/27
2
4,107,718 3,658,456
26,695,908
Transportation — 0.01%
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.11% 04/21/28
2
4,962,121 4,913,542
Total Bank Loans
(Cost $1,186,042,003) 1,111,313,122
CORPORATES — 30.69%*
Automotive — 0.00%
Ford Motor Credit Co. LLC
3.37% 11/17/23 1,144,000 1,119,690
Banking — 7.77%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
7,000,000 5,683,505
Bank of America Corp.
0.98% 04/22/25
4
2,330,000 2,185,478
1.73% 07/22/27
4
250,485,000 219,660,165
2.30% 07/21/32
4
24,173,000 18,627,799
2.57% 10/20/32
4
43,676,000 34,301,120
2.59% 04/29/31
4
59,217,000 48,308,903
2.69% 04/22/32
4
67,050,000 53,734,440
2.97% 02/04/33
4
9,127,000 7,367,901
3.37% 01/23/26
4
9,720,000 9,296,292
Bank of America Corp.
(MTN)
0.81% 10/24/24
4
6,000,000 5,753,706
0.98% 09/25/25
4
2,085,000 1,924,742
1.90% 07/23/31
4
33,596,000 25,870,890
1.92% 10/24/31
4
17,927,000 13,695,803
2.02% 02/13/26
4
14,932,000 13,864,145
2.09% 06/14/29
4
275,019,000 231,491,300
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.46% 10/22/25
4
$ 4,967,000 $ 4,696,482
2.50% 02/13/31
4
26,310,000 21,440,907
(LIBOR USD 3-Month plus 0.65%)
5.41% 12/01/26
2
50,000,000 46,838,460
Bank of America Corp.,
Series N
1.66% 03/11/27
4
335,235,000 296,196,985
2.65% 03/11/32
4
20,555,000 16,555,360
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
150,785,000 120,244,665
2.19% 06/05/26
1,3,4
32,674,000 27,828,929
2.88% 04/02/32
3,4
163,953,000 126,688,438
3.09% 05/14/32
1,3,4
142,927,000 99,360,779
3.87% 01/12/29
1,3,4
13,893,000 11,132,566
4.19% 04/01/31
1,3,4
4,500,000 3,511,711
4.28% 01/09/28
1,3
10,782,000 9,010,819
6.44% 08/11/28
1,3,4
12,570,000 11,473,486
6.54% 08/12/33
1,3,4
168,779,000 148,538,896
9.02% 11/15/33
1,3,4
75,617,000 77,890,380
Credit Suisse Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
42,735,000 25,372,546
Discover Bank
(BKNT)
4.20% 08/08/23 15,255,000 15,157,346
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
122,145,000 112,317,720
1.13% 09/16/26
1,3,4
7,581,000 6,700,697
1.61% 03/30/28
1,3,4
5,940,000 5,028,611
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
22,349,000 19,295,386
1.75% 07/24/27
3,4
15,500,000 16,051,540
2.01% 09/22/28
3,4
185,957,000 155,404,839
2.21% 08/17/29
3,4
196,975,000 159,440,382
2.63% 11/07/25
3,4
39,525,000 37,267,095
2.80% 05/24/32
3,4
62,889,000 48,658,712
2.87% 11/22/32
3,4
4,770,000 3,662,046
3.80% 03/11/25
3,4
8,775,000 8,534,469
3.97% 05/22/30
3,4
8,650,000 7,577,458
4.04% 03/13/28
3,4
3,615,000 3,340,093
4.76% 06/09/28
3,4
3,116,000 2,953,422
ING Groep NV
(Netherlands)
4.02% 03/28/28
3,4
31,185,000 29,141,643
JPMorgan Chase & Co.
0.77% 08/09/25
4
46,694,000 43,111,153
0.97% 06/23/25
4
141,630,000 132,160,424
1.47% 09/22/27
4
33,219,000 28,772,222
1.58% 04/22/27
4
120,391,000 106,055,176
2.01% 03/13/26
4
52,245,000 48,401,198
2.52% 04/22/31
4
2,490,000 2,043,034
2.58% 04/22/32
4
48,404,000 38,810,731

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.22% 03/01/25
4
$ 7,475,000 $ 7,268,608
3.70% 05/06/30
4
8,100,000 7,281,659
4.02% 12/05/24
4
162,035,000 159,677,224
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
21,375,000 18,507,779
3.57% 11/07/28
3,4
2,073,000 1,867,780
3.75% 03/18/28
3,4
19,130,000 17,642,321
3.87% 07/09/25
3,4
27,225,000 26,366,083
3.90% 03/12/24
3
27,591,000 27,093,970
4.05% 08/16/23
3
10,510,000 10,441,254
4.98% 08/11/33
3,4
59,300,000 54,627,907
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
70,515,000 64,757,319
1.34% 01/12/27
1,3,4
25,515,000 22,264,483
1.63% 09/23/27
1,3,4
35,840,000 30,426,461
2.69% 06/23/32
1,3,4
2,100,000 1,618,821
2.87% 01/14/33
1,3,4
122,595,000 94,351,685
4.15% 03/27/24
1,3,4
9,600,000 9,559,579
4.44% 06/21/33
1,3,4
26,655,000 23,207,369
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
114,332,000 111,735,782
4.52% 06/25/24
3,4
21,305,000 21,111,059
PNC Financial Services Group, Inc. (The)
6.04% 10/28/33
4
57,945,000 60,628,654
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
176,904,000 165,774,819
1.53% 08/21/26
3,4
39,934,000 35,214,037
1.67% 06/14/27
3,4
33,865,000 28,759,498
2.47% 01/11/28
3,4
23,406,000 20,038,598
2.90% 03/15/32
3,4
5,941,000 4,604,103
3.37% 01/05/24
3,4
28,945,000 28,943,285
3.82% 11/03/28
3,4
2,200,000 1,955,550
4.80% 11/15/24
3,4
114,250,000 112,368,425
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
27,746,000 27,842,223
U.S. Bancorp
5.85% 10/21/33
4
58,665,000 61,074,497
UBS AG
(Switzerland)
(SOFR Rate plus 0.45%)
4.56% 08/09/24
1,2,3
53,430,000 53,076,736
Wells Fargo & Co.
2.19% 04/30/26
4
51,205,000 47,698,445
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
52,528,000 49,009,441
2.39% 06/02/28
4
150,966,000 133,468,576
2.88% 10/30/30
4
168,638,000 143,624,285
3.35% 03/02/33
4
298,170,000 251,404,790
3.53% 03/24/28
4
112,849,000 104,710,337
4.90% 07/25/33
4
77,235,000 73,228,384
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
5.01% 04/04/51
4
$ 6,515,000 $ 5,772,441
4,887,437,262
Communications — 3.69%
AT&T, Inc.
3.80% 12/01/57 9,799,000 6,834,208
4.30% 12/15/42 30,960,000 25,532,206
4.50% 05/15/35 52,155,000 47,674,124
4.75% 05/15/46 146,527,000 124,557,383
4.85% 03/01/39 4,620,000 4,141,459
5.25% 03/01/37 134,704,000 130,188,259
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
2,200,000 2,054,800
Cable One, Inc.
4.00% 11/15/30
1
14,158,000 11,237,913
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 10,000,000 7,391,150
2.80% 04/01/31 15,987,000 12,468,932
4.80% 03/01/50 116,389,000 85,799,643
5.38% 04/01/38 2,030,000 1,708,831
5.38% 05/01/47 116,802,000 92,594,405
5.75% 04/01/48 22,533,000 18,644,705
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.13% 07/01/49 14,837,000 11,350,305
5.25% 04/01/53 44,449,000 34,495,818
CommScope, Inc.
4.75% 09/01/29
1
33,115,000 26,987,069
Cox Communications, Inc.
2.60% 06/15/31
1
9,790,000 7,820,340
CSC Holdings LLC
4.50% 11/15/31
1
8,835,000 6,170,180
4.63% 12/01/30
1
3,684,000 2,086,065
5.38% 02/01/28
1
20,329,000 16,422,376
6.50% 02/01/29
1
69,790,000 57,200,931
7.50% 04/01/28
1
2,318,000 1,581,340
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
117,716,000 13,978,775
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
54,677,000 49,546,821
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
122,030,000 109,665,303
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,3,5,6,10,11
54,920,000 —
8.50% 10/15/24
†,1,3,5,6,10,11
149,759,000 —
9.75% 07/15/25
†,1,3,5,6,10,11
45,708,000 —
Level 3 Financing, Inc.
3.40% 03/01/27
1
8,143,000 6,909,439
3.63% 01/15/29
1
7,205,000 5,278,375

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
3.75% 07/15/29
1
$ 26,801,000 $ 19,315,485
3.88% 11/15/29
1
19,668,000 15,556,117
4.25% 07/01/28
1
20,145,000 15,883,807
Lumen Technologies, Inc.
4.00% 02/15/27
1
3,560,000 3,039,821
4.50% 01/15/29
1
23,026,000 16,003,070
Netflix, Inc.
3.63% 05/15/27 5,000,000 5,133,156
4.63% 05/15/29 57,815,000 60,796,024
Netflix, Inc.,
Series REGS
3.63% 06/15/30 3,000,000 2,933,877
Paramount Global
3.45% 10/04/26 2,913,000 2,685,174
4.20% 05/19/32 23,481,000 19,234,425
Qwest Corp.
7.25% 09/15/25 4,044,000 4,064,220
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
55,170,000 42,449,436
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
16,882,000 16,771,737
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
105,224,625 104,034,213
5.15% 03/20/28
1
310,120,000 305,959,083
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
5,535,000 4,614,854
3.68% 04/22/41
1,3
22,760,000 16,770,399
3.84% 04/22/51
1,3
68,301,000 49,034,719
3.98% 04/11/29
1,3
9,225,000 8,499,800
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 13,960,917
5.50% 09/01/41 32,811,000 27,352,118
T-Mobile USA, Inc.
2.25% 02/15/26 40,596,000 36,997,119
2.55% 02/15/31 15,083,000 12,358,164
2.63% 04/15/26 102,831,000 94,268,361
2.63% 02/15/29 5,073,000 4,301,300
3.50% 04/15/31 10,613,000 9,205,075
3.75% 04/15/27 15,637,000 14,755,703
3.88% 04/15/30 304,115,000 276,185,252
Verizon Communications, Inc.
4.50% 08/10/33 7,316,000 6,869,093
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
5,000,000 3,866,963
4.88% 06/19/49
3
123,422,500 103,719,725
5.25% 05/30/48
3
88,950,500 78,773,643
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
3,817,000 2,827,328
2,318,541,333
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary — 1.41%
Altria Group, Inc.
3.70% 02/04/51 $ 995,000 $ 630,936
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 45,442,000 43,063,848
Anheuser-Busch InBev Worldwide, Inc.
4.60% 04/15/48 39,408,000 34,739,346
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
24,780,000 24,066,299
5.15% 05/15/38
1,3
12,881,000 11,694,941
5.30% 05/15/48
1,3
18,831,000 16,876,428
BAT Capital Corp.
2.73% 03/25/31 6,395,000 4,991,145
3.56% 08/15/27 3,000 2,736
3.73% 09/25/40 3,182,000 2,168,072
4.39% 08/15/37 73,160,000 57,120,557
4.54% 08/15/47 133,420,000 94,773,090
4.76% 09/06/49 30,502,000 22,211,123
5.28% 04/02/50 5,356,000 4,241,251
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
74,350,000 37,198,361
4.00% 11/23/55
3
8,700,000 6,150,496
Constellation Brands, Inc.
4.35% 05/09/27 12,355,000 12,048,026
4.65% 11/15/28 7,350,000 7,114,549
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
15,312,000 14,689,602
3.50% 02/11/23
1,3
4,800,000 4,787,849
3.50% 07/26/26
1,3
53,505,000 49,117,569
3.88% 07/26/29
1,3
4,545,000 3,893,274
4.25% 07/21/25
1,3
15,566,000 14,888,274
6.13% 07/27/27
1,3
15,580,000 15,513,545
Imperial Brands Finance PLC
(EMTN)
(United Kingdom)
8.13% 03/15/24
3
1,758,000 2,172,086
Reynolds American, Inc.
5.70% 08/15/35 34,320,000 31,067,115
5.85% 08/15/45 68,022,000 58,375,158
Spectrum Brands, Inc.
5.50% 07/15/30
1
770,000 683,375
Triton Water Holdings, Inc.
6.25% 04/01/29
1
4,872,000 3,976,770
WarnerMedia Holdings, Inc.
3.43% 03/15/24
1
3,000,000 2,913,757
5.05% 03/15/42
1
16,935,000 13,040,577
5.14% 03/15/52
1
344,595,000 253,502,253
5.39% 03/15/62
1
52,245,000 38,420,188
886,132,596

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Products — 0.02%
Newell Brands, Inc.
5.75% 04/01/46 $ 3,935,000 $ 3,143,471
6.38% 09/15/27 6,500,000 6,461,185
9,604,656
Electric — 1.09%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 1,460,000 1,120,791
Alliant Energy Finance LLC
3.75% 06/15/23
1
31,081,000 30,871,576
Alliant Energy Finance, LLC
3.60% 03/01/32
1
4,515,000 3,903,167
American Electric Power Co., Inc.
2.03% 03/15/24 4,935,000 4,755,559
5.75% 11/01/27 17,065,000 17,578,070
American Electric Power Co., Inc.,
Series J
4.30% 12/01/28 8,480,000 8,115,881
American Transmission Systems, Inc.
2.65% 01/15/32
1
15,040,000 12,376,764
Appalachian Power Co.
4.45% 06/01/45 100,000 82,609
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 6,959,916
Arizona Public Service Co.
6.35% 12/15/32 11,663,000 12,285,093
Black Hills Corp.
4.35% 05/01/33 1,285,000 1,138,017
Consolidated Edison Co. of New York, Inc.
3.70% 11/15/59 1,740,000 1,263,892
Consolidated Edison Co. of New York, Inc.,
Series C
3.00% 12/01/60 1,854,000 1,167,409
Consolidated Edison Co. of New York, Inc.,
Series E
4.65% 12/01/48 4,546,000 3,981,034
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 9,153,016
4.25% 12/15/41 14,683,000 12,738,210
Duke Energy Corp.
3.75% 09/01/46 9,965,000 7,464,646
3.85% 06/15/34 41,056,000 40,507,610
5.00% 08/15/52 37,190,000 33,433,945
Empresas Publicas de Medellin ESP,
Series REGS
(Colombia)
4.38% 02/15/31
3
1,000,000 772,300
EVERSOURCE ENERGY
4.60% 07/01/27 13,340,000 13,177,712
FirstEnergy Corp.
2.65% 03/01/30 5,831,000 4,764,598
FirstEnergy Corp.,
Series B
2.25% 09/01/30 3,775,000 3,005,844
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
FirstEnergy Corp.,
Series C
3.40% 03/01/50 $ 27,555,000 $ 18,229,699
FirstEnergy Transmission LLC
2.87% 09/15/28
1
60,193,000 52,633,193
4.35% 01/15/25
1
23,330,000 22,753,530
4.55% 04/01/49
1
13,175,000 10,800,807
5.45% 07/15/44
1
24,625,000 23,164,796
Florida Power & Light Co.
3.70% 12/01/47 1,340,000 1,086,575
Jersey Central Power & Light Co.
2.75% 03/01/32
1
820,000 660,762
4.30% 01/15/26
1
8,645,000 8,359,576
4.70% 04/01/24
1
49,765,000 49,092,530
6.40% 05/15/36 11,630,000 11,401,587
Metropolitan Edison Co.
3.50% 03/15/23
1
10,715,000 10,681,508
4.00% 04/15/25
1
35,719,000 34,183,284
4.30% 01/15/29
1
18,381,000 17,265,403
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
1,825,000 1,529,715
New England Power Co.
5.94% 11/25/52
1
20,670,000 21,456,608
NextEra Energy Capital Holdings, Inc.
2.25% 06/01/30 3,895,000 3,208,893
2.44% 01/15/32 2,983,000 2,409,871
4.63% 07/15/27 69,110,000 68,180,872
Niagara Mohawk Power Corp.
3.03% 06/27/50
1
3,543,000 2,197,433
5.78% 09/16/52
1
3,250,000 3,264,542
Pennsylvania Electric Co.
3.25% 03/15/28
1
125,000 112,522
4.15% 04/15/25
1
28,335,000 27,159,443
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 13,762,333
Southwestern Electric Power Co.
3.25% 11/01/51 6,519,000 4,318,755
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 26,488,000 24,412,676
Southwestern Electric Power Co.,
Series L
3.85% 02/01/48 19,395,000 14,427,827
Tucson Electric Power Co.
4.85% 12/01/48 8,755,000 7,581,682
684,954,081
Energy — 1.68%
Boston Gas Co.
3.76% 03/16/32
1
6,440,000 5,647,012
Energy Transfer LP
4.00% 10/01/27 24,298,000 22,717,001
4.90% 03/15/35 5,160,000 4,615,036
4.95% 06/15/28 18,429,000 17,855,552

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
15 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
5.00% 05/15/50 $ 43,460,000 $ 35,140,676
5.15% 03/15/45 48,691,000 40,751,034
5.35% 05/15/45 4,421,000 3,780,419
5.40% 10/01/47 141,446,000 120,543,681
5.50% 06/01/27 45,983,000 45,730,200
6.13% 12/15/45 16,239,000 15,113,153
Energy Transfer Operating LP
5.25% 04/15/29 1,700,000 1,648,812
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
18,301,795 15,602,281
Hess Corp.
5.60% 02/15/41 22,039,000 20,884,648
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
1,800,000 1,344,204
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
5,883,000 4,393,307
4.75% 04/19/27
3
3,195,000 2,956,973
5.38% 04/24/30
3
6,856,000 6,162,316
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 5,754,433
Kinder Morgan Energy Partners LP
4.70% 11/01/42 2,171,000 1,803,102
5.00% 08/15/42 5,775,000 4,967,298
5.40% 09/01/44 5,000,000 4,504,965
Kinder Morgan, Inc.
5.55% 06/01/45 4,831,000 4,440,259
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 150,000 167,732
Occidental Petroleum Corp.
0.00% 10/10/36
12
6,011,000 3,074,567
4.50% 07/15/44 2,139,000 1,719,987
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
44,071,000 38,105,488
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
7,570,000 4,657,507
6.75% 09/21/47
3
132,414,000 84,782,526
6.95% 01/28/60
3
50,590,000 32,168,916
7.69% 01/23/50
3
59,320,000 41,178,977
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
13,050,000 10,814,535
3.50% 04/21/30
1,3
34,277,000 31,301,756
Petronas Capital Ltd.,
Series REGS (EMTN)
(Malaysia)
2.48% 01/28/32
3
5,000,000 4,143,500
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 $ 7,272,000 $ 5,953,555
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,332,000 27,246,281
3.80% 09/15/30 8,920,000 7,773,176
QatarEnergy Trading LLC,
Series REGS
(Qatar)
2.25% 07/12/31
3
21,710,000 18,023,229
Rockies Express Pipeline LLC
4.80% 05/15/30
1
5,125,000 4,542,031
4.95% 07/15/29
1
84,805,000 77,468,577
6.88% 04/15/40
1
44,867,000 37,669,705
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,10,11
62,216,939 67,816,464
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
6,500,000 5,936,450
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 39,848
5.15% 09/15/32 13,420,000 13,218,528
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
16,442,000 16,907,226
TC PipeLines LP
4.38% 03/13/25 2,198,000 2,155,750
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 33,025,000 28,566,625
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
15,525,600 15,444,712
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
14,314,125 13,951,978
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
36,609,600 36,119,887
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 13,077,000 12,247,987
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
1
20,000,000 16,351,838
4.13% 08/15/31
1
9,000,000 7,682,269
Williams Cos., Inc. (The)
5.40% 03/04/44 5,000,000 4,556,272
1,058,144,241
Finance — 5.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
21,203,000 18,565,114
3.00% 10/29/28
3
56,990,000 47,892,922
3.15% 02/15/24
3
17,310,000 16,807,343
3.30% 01/30/32
3
131,856,000 103,096,024

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.88% 01/23/28
3
$ 5,015,000 $ 4,487,284
4.88% 01/16/24
3
12,060,000 11,943,005
Air Lease Corp.
2.20% 01/15/27 48,265,000 42,206,317
2.25% 01/15/23 18,850,000 18,832,313
3.00% 09/15/23 28,655,000 28,108,145
3.25% 03/01/25 19,930,000 18,918,247
3.25% 10/01/29 5,000,000 4,268,384
4.25% 09/15/24 5,554,000 5,438,498
4.63% 10/01/28 2,000,000 1,875,160
Air Lease Corp.
(MTN)
2.30% 02/01/25 35,195,000 32,795,246
2.88% 01/15/26 10,055,000 9,314,482
3.00% 02/01/30 2,000,000 1,674,556
Alta Wind Holdings LLC
7.00% 06/30/35
1,5,6
3,140,829 3,110,567
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
171,755,000 137,535,947
2.88% 02/15/25
1,3
35,755,000 33,044,736
3.25% 02/15/27
1,3
17,880,000 15,383,563
3.95% 07/01/24
1,3
35,499,000 34,045,744
4.38% 05/01/26
1,3
7,405,000 6,767,297
Capital One Financial Corp.
1.34% 12/06/24
4
114,655,000 109,837,696
2.64% 03/03/26
4
8,265,000 7,751,799
Citigroup, Inc.
0.78% 10/30/24
4
672,000 644,962
0.98% 05/01/25
4
603,000 564,967
1.46% 06/09/27
4
151,458,000 131,609,947
2.01% 01/25/26
4
5,730,000 5,314,746
2.52% 11/03/32
4
32,990,000 25,667,213
2.56% 05/01/32
4
47,770,000 37,826,617
2.57% 06/03/31
4
66,575,000 53,992,093
2.67% 01/29/31
4
38,049,000 31,253,680
2.98% 11/05/30
4
8,329,000 7,005,770
3.06% 01/25/33
4
189,120,000 152,998,995
3.52% 10/27/28
4
22,030,000 20,136,463
3.67% 07/24/28
4
19,020,000 17,501,290
4.41% 03/31/31
4
18,101,000 16,664,169
6.27% 11/17/33
4
56,705,000 58,559,514
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
45,070,000 40,714,620
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
77,465,000 74,235,488
1.22% 12/06/23 192,325,000 185,708,385
1.43% 03/09/27
4
190,495,000 166,941,692
1.54% 09/10/27
4
106,330,000 91,904,345
1.76% 01/24/25
4
7,000,000 6,702,869
1.95% 10/21/27
4
47,390,000 41,401,026
1.99% 01/27/32
4
1,047,000 797,919
2.38% 07/21/32
4
106,909,000 82,978,327
2.62% 04/22/32
4
23,920,000 19,133,369
2.65% 10/21/32
4
22,067,000 17,478,448
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.20% 02/23/23 $ 51,252,000 $ 51,126,424
3.27% 09/29/25
4
109,107,000 105,129,046
3.50% 04/01/25 36,914,000 35,532,049
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
6,295,000 5,505,170
JPMorgan Chase & Co.
0.56% 02/16/25
4
2,895,000 2,731,772
0.65% 09/16/24
4
9,861,000 9,512,141
0.82% 06/01/25
4
23,397,000 21,854,299
1.04% 02/04/27
4
6,576,000 5,737,005
1.05% 11/19/26
4
11,855,000 10,454,150
1.56% 12/10/25
4
163,875,000 151,812,522
1.76% 11/19/31
4
16,624,000 12,639,524
2.55% 11/08/32
4
79,088,000 62,554,548
2.74% 10/15/30
4
10,809,000 9,087,351
2.95% 02/24/28
4
45,925,000 41,626,843
2.96% 01/25/33
4
61,777,000 50,335,162
3.54% 05/01/28
4
1,180,000 1,087,635
Morgan Stanley
0.79% 05/30/25
4
62,230,000 57,887,758
1.59% 05/04/27
4
109,381,000 96,069,624
2.48% 01/21/28
4
3,360,000 2,986,089
2.48% 09/16/36
4
40,113,000 29,284,858
2.94% 01/21/33
4
23,580,000 19,136,731
2.95% 05/07/32
4
25,820,000 24,437,984
5.30% 04/20/37
4
15,290,000 14,002,816
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
21,175,000 20,041,122
1.51% 07/20/27
4
17,471,000 15,190,707
2.24% 07/21/32
4
91,246,000 69,969,141
2.70% 01/22/31
4
4,225,000 3,499,989
Morgan Stanley
(MTN)
0.53% 01/25/24
4
23,165,000 23,023,266
1.16% 10/21/25
4
178,926,000 164,888,242
1.79% 02/13/32
4
3,187,000 2,402,508
1.93% 04/28/32
4
89,513,000 67,424,244
2.51% 10/20/32
4
50,671,000 39,635,193
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
107,650,000 94,918,895
3.77% 03/08/24
1,3,4
55,190,000 54,891,402
4.30% 03/08/29
1,3,4
13,000,000 11,794,414
4.36% 08/01/24
1,3,4
104,478,000 103,135,387
ORIX Corp.
(Japan)
5.00% 09/13/27
3
14,030,000 14,020,231
5.20% 09/13/32
3
7,170,000 7,009,673
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
10,746,000 10,720,277
5.50% 02/15/24
1,3
26,855,000 26,516,798
Raymond James Financial, Inc.
4.95% 07/15/46 46,716,000 42,042,276

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
17 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
TIAA FSB Holdings, Inc.
5.75% 07/02/25 $ 4,045,000 $ 3,975,041
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,4
15,655,000 15,307,885
4.70% 08/05/27
1,3,4
4,285,000 4,149,104
Vonovia SE
(Georgia)
1.50% 06/14/41
3
6,600,000 3,911,279
Vonovia SE
(EMTN)
(Georgia)
1.63% 09/01/51
3
11,100,000 5,461,397
3,625,897,275
Food — 0.70%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
1,056,000 921,059
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
24,014,000 19,611,083
4.38% 02/02/52
1,3
58,603,000 41,691,574
5.50% 01/15/30
1,3
26,622,000 25,393,794
5.75% 04/01/33
1,3
77,400,000 74,019,577
6.50% 12/01/52
1,3
34,350,000 32,785,841
Kraft Heinz Foods Co.
4.88% 10/01/49 7,370,000 6,455,343
5.00% 07/15/35 19,652,000 18,921,732
5.00% 06/04/42 15,357,000 13,960,148
5.20% 07/15/45 70,637,000 65,519,118
6.50% 02/09/40 6,240,000 6,626,701
Pilgrim's Pride Corp.
3.50% 03/01/32
1
59,507,000 46,575,302
4.25% 04/15/31
1
1,429,000 1,217,064
5.88% 09/30/27
1
26,097,000 25,620,514
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
22,063,000 18,192,594
Smithfield Foods, Inc.
2.63% 09/13/31
1
14,435,000 10,376,072
3.00% 10/15/30
1
8,890,000 6,779,347
4.25% 02/01/27
1
24,855,000 23,077,423
TreeHouse Foods, Inc.
4.00% 09/01/28 5,003,000 4,260,555
442,004,841
Gaming — 0.05%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
20,679,000 16,859,201
8.13% 07/01/27
1
13,849,000 13,635,864
MGM Resorts International
6.00% 03/15/23 30,000 30,029
30,525,094
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 3.08%
AbbVie, Inc.
4.40% 11/06/42 $ 33,711,000 $ 29,305,428
4.50% 05/14/35 39,112,000 36,369,797
4.55% 03/15/35 23,399,000 21,963,649
American Medical Systems Europe BV
(Netherlands)
1.88% 03/08/34
3
5,000,000 4,271,031
Baxter International, Inc.
0.87% 12/01/23 5,013,000 4,822,286
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
2,805,000 2,618,656
3.95% 04/15/45
1
17,489,000 12,737,955
4.25% 12/15/25
1
17,152,000 16,637,952
4.38% 12/15/28
1
119,521,000 112,437,014
4.40% 07/15/44
1
69,196,000 54,113,981
4.63% 06/25/38
1
36,299,000 31,755,195
4.88% 06/25/48
1
88,246,000 76,523,957
5.50% 08/15/25
1
13,932,000 13,786,305
5.50% 07/30/35
1
3,820,000 3,668,603
Becton Dickinson and Co.
2.82% 05/20/30 15,418,000 13,286,368
3.36% 06/06/24 1,013,000 988,998
Cedars-Sinai Health System,
Series 2021
2.29% 08/15/31 12,870,000 10,349,267
Centene Corp.
2.45% 07/15/28 31,858,000 26,903,765
2.50% 03/01/31 13,855,000 10,893,494
3.00% 10/15/30 138,275,000 113,662,635
4.25% 12/15/27 74,814,000 70,330,263
Cigna Corp.
4.80% 08/15/38 26,478,000 24,682,290
CommonSpirit Health
2.76% 10/01/24 11,198,000 10,743,956
2.78% 10/01/30 19,835,000 16,331,208
3.35% 10/01/29 53,018,000 46,072,318
4.35% 11/01/42 2,860,000 2,405,984
CVS Health Corp.
4.78% 03/25/38 23,581,000 21,574,803
4.88% 07/20/35 22,450,000 21,333,019
5.05% 03/25/48 152,729,000 138,008,823
5.13% 07/20/45 60,105,000 55,073,763
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 21,506,000 17,900,925
Embecta Corp.
5.00% 02/15/30
1
4,118,000 3,465,706
6.75% 02/15/30
1
20,122,000 18,365,897
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
7,910,000 5,855,152
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
67,592,000 57,308,244

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 18
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Fresenius SE & Co. KGaA,
Series 10Y (EMTN)
(Georgia)
2.88% 02/15/29
3
$ 9,007,000 $ 8,510,916
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
10,810,000 9,359,552
Grifols Escrow Issuer SA,
Series REGS
(Spain)
3.88% 10/15/28
3
20,825,000 18,799,479
HCA, Inc.
2.38% 07/15/31 563,000 438,180
3.13% 03/15/27
1
4,356,000 3,966,747
3.50% 09/01/30 52,030,000 44,996,885
3.63% 03/15/32
1
89,143,000 75,485,452
4.13% 06/15/29 10,936,000 10,006,808
4.38% 03/15/42
1
15,000,000 12,019,289
4.63% 03/15/52
1
13,589,000 10,653,191
5.25% 06/15/26 59,869,000 59,247,118
5.25% 06/15/49 188,662,000 161,572,561
5.50% 06/15/47 41,777,000 37,616,846
5.63% 09/01/28 24,411,000 24,358,760
5.88% 02/15/26 8,915,000 9,020,999
5.88% 02/01/29 29,822,000 29,858,383
Humana, Inc.
0.65% 08/03/23 33,805,000 33,001,813
Illumina, Inc.
5.75% 12/13/27 4,480,000 4,544,597
5.80% 12/12/25 2,660,000 2,685,368
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
14,357,000 12,107,530
ModivCare, Inc.
5.88% 11/15/25
1
10,886,000 10,239,551
Molina Healthcare, Inc.
3.88% 11/15/30
1
58,448,000 49,973,040
3.88% 05/15/32
1
37,560,000 31,271,355
4.38% 06/15/28
1
33,113,000 30,233,704
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 4,300,000 2,949,636
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
14,333,000 12,460,250
PerkinElmer, Inc.
0.55% 09/15/23 35,000,000 33,896,721
0.85% 09/15/24 22,870,000 21,216,620
Premier Health Partners,
Series G
2.91% 11/15/26 2,229,000 1,965,650
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
11,885,000 11,503,933
1.75% 09/02/27
3
11,295,000 9,599,658
Teleflex, Inc.
4.25% 06/01/28
1
75,000 68,597
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.63% 06/15/28
1
$ 1,465,000 $ 1,305,681
4.88% 01/01/26
1
3,408,000 3,251,414
6.13% 10/01/28
1
746,000 670,796
Universal Health Services, Inc.
1.65% 09/01/26
1
45,000,000 38,820,862
1,934,226,629
Industrials — 0.89%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
65,862,000 49,583,676
Artera Services LLC
9.03% 12/04/25
1
50,815,000 42,641,242
Ball Corp.
6.88% 03/15/28 850,000 873,664
Berry Global, Inc.
1.50% 01/15/27
1
8,110,000 7,743,156
1.57% 01/15/26 46,115,000 41,205,925
1.65% 01/15/27 14,576,000 12,486,207
4.88% 07/15/26
1
82,131,000 79,260,574
Boeing Co. (The)
1.17% 02/04/23 12,010,000 11,977,320
1.43% 02/04/24 151,800,000 145,319,033
4.88% 05/01/25 19,940,000 19,790,809
Cellnex Finance Co. SA
(EMTN)
(Spain)
2.00% 09/15/32
3
8,400,000 6,661,631
2.00% 02/15/33
3
7,100,000 5,594,191
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
2
1,785,000 1,733,973
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36
2
11,550,000 9,548,984
Heathrow Funding Ltd.
(United Kingdom)
5.23% 02/15/23
1,3
34,415,000 41,397,453
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.88% 03/14/34
3
65,024,000 50,283,666
L3Harris Technologies, Inc.
3.95% 05/28/24 12,890,000 12,678,659
OT Merger Corp.
7.88% 10/15/29
1
15,611,000 8,076,666
Trivium Packaging Finance BV
(Netherlands)
8.50% 08/15/27
1,3
11,980,000 11,021,422
557,878,251
Information Technology — 0.82%
Broadcom, Inc.
2.60% 02/15/33
1
41,272,000 30,996,464
3.14% 11/15/35
1
19,662,000 14,427,383

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
19 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
3.42% 04/15/33
1
$ 51,741,000 $ 41,609,151
3.50% 02/15/41
1
8,445,000 6,055,675
Fidelity National Information Services, Inc.
5.63% 07/15/52 5,000,000 4,647,431
Fiserv, Inc.
3.20% 07/01/26 5,905,000 5,540,250
Lenovo Group Ltd.
(Hong Kong)
6.54% 07/27/32
1,3
23,335,000 22,558,256
NCR Corp.
5.00% 10/01/28
1
19,027,000 16,371,972
5.13% 04/15/29
1
25,433,000 21,298,581
5.25% 10/01/30
1
17,380,000 14,366,916
5.75% 09/01/27
1
4,500,000 4,313,136
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
4,194,000 4,235,940
Oracle Corp.
2.80% 04/01/27 7,928,000 7,233,581
2.88% 03/25/31 99,314,000 82,458,314
3.60% 04/01/40 35,483,000 26,159,217
3.60% 04/01/50 37,887,000 25,666,549
3.65% 03/25/41 88,945,000 65,873,100
3.85% 07/15/36 35,336,000 29,015,896
3.95% 03/25/51 1,102,000 794,993
4.00% 11/15/47 20,255,000 14,890,585
4.13% 05/15/45 26,924,000 20,386,482
6.25% 11/09/32 29,846,000 31,364,389
6.90% 11/09/52 26,240,000 28,420,279
518,684,540
Insurance — 1.21%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
4,417,000 3,676,606
6.00% 08/01/29
1
2,000,000 1,607,500
7.00% 11/15/25
1
2,012,000 1,853,555
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
10,790,000 9,745,096
Aon Corp.
2.80% 05/15/30 5,650,000 4,829,818
Aon Corp./Aon Global Holdings PLC
2.60% 12/02/31 6,745,000 5,515,620
3.90% 02/28/52 79,250,000 61,508,824
AssuredPartners, Inc.
5.63% 01/15/29
1
3,724,000 3,069,840
Athene Global Funding
1.61% 06/29/26
1
61,330,000 53,018,192
1.99% 08/19/28
1
11,040,000 8,940,002
3.21% 03/08/27
1
26,060,000 23,265,189
(SOFR Index plus 0.70%)
4.90% 05/24/24
1,2
146,955,000 144,376,271
Farmers Exchange Capital
7.05% 07/15/28
1
13,283,000 13,655,620
7.20% 07/15/48
1
18,415,000 18,978,768
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Farmers Exchange Capital II
6.15% 11/01/53
1,4
$ 59,331,000 $ 56,604,177
Farmers Exchange Capital III
5.45% 10/15/54
1,4
80,605,000 74,379,445
Farmers Insurance Exchange
4.75% 11/01/57
1,4
23,060,000 18,573,165
Marsh & McLennan Cos., Inc.
5.75% 11/01/32 3,620,000 3,802,080
Metropolitan Life Global Funding I
3.30% 03/21/29
1
16,005,000 14,381,861
4.30% 08/25/29
1
6,940,000 6,595,857
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,4
42,571,000 42,470,962
New York Life Insurance Co.
3.75% 05/15/50
1
5,695,000 4,382,800
Protective Life Global Funding
1.90% 07/06/28
1
56,210,000 46,980,587
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
116,155,000 80,833,674
4.27% 05/15/47
1
13,496,000 11,164,044
4.38% 09/15/54
1,4
35,635,000 34,188,709
Willis North America, Inc.
2.95% 09/15/29 11,025,000 9,290,791
4.50% 09/15/28 5,079,000 4,783,933
762,472,986
Materials — 0.17%
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
3,000,000 2,878,462
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
15,950,000 12,690,889
5.00% 09/26/48 99,234,000 84,732,572
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
9,122,000 7,491,899
107,793,822
Real Estate Investment Trust (REIT) — 1.69%
American Homes 4 Rent LP
2.38% 07/15/31 1,290,000 994,437
4.30% 04/15/52 6,960,000 5,160,135
American Tower Corp.
1.88% 10/15/30 13,336,000 10,296,853
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
45,583,000 39,563,223
2.92% 10/06/51
3
3,500,000 2,417,076
3.94% 07/12/47
3
6,700,000 5,809,748
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
15,838,000 13,268,008

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 20
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Crown Castle, Inc.
2.50% 07/15/31 $ 3,287,000 $ 2,652,206
CubeSmart LP
2.25% 12/15/28 4,202,000 3,469,745
2.50% 02/15/32 23,755,000 18,213,320
Digital Dutch Finco BV
(Netherlands)
0.63% 07/15/25
3
2,375,000 2,270,953
1.00% 01/15/32
3
5,000,000 3,737,016
1.25% 02/01/31
3
26,308,000 20,552,917
1.50% 03/15/30
3
25,000,000 20,866,234
Digital Euro Finco LLC
1.13% 04/09/28 10,000,000 8,655,447
2.63% 04/15/24 2,100,000 2,174,968
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
22,260,000 16,291,968
1.38% 07/18/32
3
23,045,000 17,522,978
Extra Space Storage LP
2.35% 03/15/32 48,159,000 36,563,055
Federal Realty Investment Trust
7.48% 08/15/26 18,825,000 19,782,129
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 2,000 1,607
3.35% 09/01/24 7,197,000 6,934,597
4.00% 01/15/30 20,629,000 18,076,161
5.25% 06/01/25 75,515,000 74,382,275
5.30% 01/15/29 34,755,000 33,179,904
5.38% 11/01/23 22,841,000 22,785,137
5.38% 04/15/26 99,048,000 97,334,183
5.75% 06/01/28 29,128,000 28,691,067
Healthcare Reality Holdings LP
2.00% 03/15/31 22,783,000 17,299,989
3.10% 02/15/30 35,467,000 29,847,814
Healthcare Realty Holdings LP
2.05% 03/15/31 5,580,000 4,091,387
2.40% 03/15/30 23,198,000 18,157,460
3.63% 01/15/28 18,119,000 16,098,289
3.88% 05/01/25 20,446,000 19,538,957
Host Hotels & Resorts LP,
Series H
3.38% 12/15/29 1,342,000 1,125,055
Hudson Pacific Properties LP
3.25% 01/15/30 26,287,000 20,123,325
3.95% 11/01/27 13,630,000 11,616,894
4.65% 04/01/29 9,585,000 8,206,818
5.95% 02/15/28 32,935,000 30,781,883
Invitation Homes Operating Partnership LP
2.00% 08/15/31 34,046,000 25,158,908
2.70% 01/15/34 1,923,000 1,406,848
Kilroy Realty LP
2.50% 11/15/32 3,705,000 2,644,409
2.65% 11/15/33 35,363,000 24,626,471
Life Storage LP
2.20% 10/15/30 1,090,000 849,500
3.88% 12/15/27 2,405,000 2,229,396
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Physicians Realty LP
2.63% 11/01/31 $ 4,632,000 $ 3,626,899
Prologis Euro Finance LLC
0.38% 02/06/28 5,000,000 4,436,492
0.50% 02/16/32 14,021,000 10,667,811
0.63% 09/10/31 11,898,000 9,342,788
1.00% 02/06/35 3,180,000 2,339,546
1.00% 02/16/41 8,348,000 5,092,486
Prologis Euro Finance LLC
(EMTN)
1.00% 02/08/29 2,720,000 2,405,489
Public Storage
0.50% 09/09/30 18,680,000 15,089,107
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
46,714,000 37,534,327
VICI Properties LP
5.13% 05/15/32 75,546,000 70,133,508
5.63% 05/15/52 32,867,000 29,103,312
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
8,070,000 7,348,744
3.88% 02/15/29
1
48,926,000 42,951,119
4.50% 09/01/26
1
8,763,000 8,366,255
4.50% 01/15/28
1
19,616,000 18,108,942
4.63% 06/15/25
1
16,415,000 15,749,805
5.75% 02/01/27
1
18,263,000 17,841,580
1,065,588,960
Retail — 0.15%
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
1,3
18,032,000 12,797,541
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
14,385,000 11,656,885
FirstCash, Inc.
5.63% 01/01/30
1
15,320,000 13,719,380
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
83,531,000 55,961,450
94,135,256
Services — 0.24%
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
7,600,000 7,518,870
Global Payments, Inc.
5.40% 08/15/32 39,855,000 38,044,013
5.95% 08/15/52 43,315,000 39,458,773
Rent-A-Center, Inc.
6.38% 02/15/29
1
5,128,000 4,185,953
S&P Global, Inc.
2.70% 03/01/29
1
12,000,000 10,570,614
4.75% 08/01/28
1
2,767,000 2,740,219
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
4,057,000 3,828,603

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
21 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Waste Pro USA, Inc.
5.50% 02/15/26
1
$ 50,043,000 $ 44,306,070
150,653,115
Transportation — 0.27%
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00% 07/15/25 10,388,340 9,023,947
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 15,087,393 12,893,320
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 76,670,541 65,760,150
Empresa de Transporte de Pasajeros Metro SA
(Chile)
3.65% 05/07/30
1,3
4,999,000 4,557,588
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 9,256,192 8,224,792
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 8,774,086 8,752,950
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 1,875,483 1,888,671
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 24,704,478 23,817,740
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 6,440 5,868
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 11,362,547 10,584,926
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 28,258,292 24,443,841
169,953,793
Total Corporates
(Cost $21,862,191,966) 19,305,748,421
FOREIGN GOVERNMENT OBLIGATIONS — 1.15%
Foreign Government Obligations — 1.15%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
38,500,000 34,538,350
Abu Dhabi Government International Bond,
Series REGS (EMTN)
(United Arab Emirates)
3.13% 04/16/30
3
6,690,000 6,222,978
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
24,818,000 23,465,419
3.88% 06/12/30
3
22,393,000 19,477,431
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
4.63% 01/13/28
3
$ 11,020,000 $ 10,579,200
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
27,119,000 22,567,809
2.55% 01/27/32
3
15,429,000 12,676,467
2.55% 07/27/33
3
3,160,000 2,481,058
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
39,011,000 29,921,437
3.13% 04/15/31
3
16,840,000 12,557,819
4.50% 01/28/26
3
19,215,000 18,106,295
8.00% 04/20/33
3
1,670,000 1,678,350
Croatia Government International Bond,
Series REGS
(Croatia)
6.00% 01/26/24
3
18,065,000 18,214,036
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
25,047,000 21,407,671
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
10,915,000 9,101,048
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
3,550,000 2,901,646
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
4,765,000 4,288,500
Guatemala Government Bond
Series REGS
(Guam)
4.90% 06/01/30
3
4,960,000 4,710,885
Guatemala Government Bond,
Series REGS
(Guam)
3.70% 10/07/33
3
3,676,000 3,041,522
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
17,300,000 12,802,778
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
26,861,000 24,122,857
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
36,789,000 29,725,512
3.50% 02/12/34
3
11,767,000 9,472,435
3.75% 01/11/28
3
46,200,000 43,746,780
4.88% 05/19/33
3
8,400,000 7,727,512
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
10,500,000 10,387,650

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 22
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
$ 20,627,000 $ 15,351,756
3.16% 01/23/30
3
55,874,000 48,246,298
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
9,800,000 7,904,352
4.95% 04/28/31
1,3
7,477,000 7,253,650
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
17,340,000 15,253,391
Perusahaan Penerbit SBSN Indonesia III,
Series REGS
(Indonesia)
4.15% 03/29/27
3
5,100,000 5,014,320
Peruvian Government International Bond
(Peru)
1.86% 12/01/32
3
1,000,000 732,780
2.78% 01/23/31
3
5,270,000 4,374,100
2.84% 06/20/30
3
38,741,000 32,856,339
4.13% 08/25/27
3
1,327,000 1,277,237
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
8,405,000 6,734,926
1.95% 01/06/32
3
7,040,000 5,757,312
2.46% 05/05/30
3
4,565,000 3,994,375
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
3,080,000 2,989,402
4.50% 04/23/28
3
35,553,000 35,776,984
Republic of Poland Government International Bond
(Poland)
5.75% 11/16/32
3
3,793,000 4,051,922
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
28,007,000 25,046,660
4.85% 09/30/29
3
19,945,000 17,813,877
5.88% 04/20/32
3
10,600,000 9,611,020
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
26,000,000 20,577,856
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/22/30
3
16,040,000 14,677,402
3.63% 03/04/28
3
27,097,000 25,889,829
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
19,020,000 18,981,960
Total Foreign Government Obligations
(Cost $826,835,030) 726,091,193
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED — 50.60%**
Non-Agency Commercial Mortgage-Backed — 3.36%
1301 Properties Owner LP
2.08% 09/07/25
5,6
$ 47,327,027 $ 47,222,908
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
122,930,000 111,239,867
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2018-TALL, Class C
(LIBOR USD 1-Month plus 1.12%)
5.44% 03/15/37
1,2
18,000,000 14,593,849
BFLD Trust,
Series 2020-OBRK, Class A
(LIBOR USD 1-Month plus 2.05%)
6.37% 11/15/28
1,2
65,000,000 64,475,839
BGME Trust,
Series 2021-VR, Class A
2.99% 01/10/43
1,4
20,000,000 15,834,578
BGME Trust,
Series 2021-VR, Class B
2.99% 01/10/43
1,4
32,137,000 24,297,169
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
96,510,000 91,172,997
BMO Mortgage Trust,
Series 2022-C2, Class A5
4.81% 07/15/54
4
21,624,000 21,348,880
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(CME Term SOFR 1-Month plus 1.03%)
5.37% 10/15/36
1,2
164,612,610 162,650,482
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
1
180,165,000 144,585,473
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
6.45% 06/15/27
1,2
152,924,000 152,105,337
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
7.48% 06/15/27
1,2
90,170,000 89,720,052
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
42,270,000 35,477,820
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
80,255,000 69,657,436
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.30% 03/10/39
1,4
272,551,000 4,647,090
Capital Funding Mortgage Trust,
Series 2021-M01, Class A
(LIBOR USD 1-Month plus 2.25%)
6.02% 12/19/24
1,2
90,174,646 82,573,897
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39

27,645,000 22,240,602

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
23 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2022-GC48, Class A5
4.58% 05/15/54
4
$ 26,458,000 $ 25,552,906
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05% 10/10/46 440,000 431,914
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
5.30% 05/15/36
1,2
31,400,000 31,049,623
CSMC 2022-MDR A
7.12% 08/15/25
4
85,000,000 84,453,492
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
31,135,000 24,843,373
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
1
35,000,000 32,706,669
GS Mortgage-Backed Securities Trust,
Series 2022-SROA, Class A
(-1.00 X CME Term SOFR 1-Month plus 2.70%)
6.84% 07/12/24
1,2
13,020,743 12,998,828
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
84,915,000 73,207,107
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
81,025,000 68,082,204
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E
(LIBOR USD 1-Month plus 1.80%)
6.12% 05/15/36
1,2
26,449,000 25,762,725
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
5.62% 07/15/36
1,2,3
44,185,000 42,558,254
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(SOFR30A plus 1.35%)
5.18% 02/19/37
1,2,3
25,000,000 24,057,640
NCMF Trust,
Series 2022-MFP, Class A
(CME Term SOFR 1-Month plus 1.74%)
6.08% 03/15/39
1,2
115,900,000 114,451,227
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
147,667,000 121,768,711
Project Colt (Acquired 03/08/2022, cost $100,000,000)
1.95% 03/10/27
4,5,6
100,000,000 96,570,000
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
1
9,170,000 8,476,256
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.83% 01/15/32
1,4
$ 48,830,000 $ 47,040,577
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
1,4
56,465,000 38,840,625
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
8,710,000 5,987,408
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
6.25% 01/15/24
4
68,000,000 66,754,359
Taurus UK DAC,
Series 2021-UK4A, Class A
(Ireland)
(SONIA plus 0.95%)
4.20% 08/17/31
1,2,3
15,443,661 17,783,117
2,117,221,291
Non-Agency Mortgage-Backed — 9.26%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/23)
7.40% 06/25/32 22,384 21,654
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
4.61% 02/25/37
2
5,984,264 5,926,480
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
5.03% 05/25/34
2
124,934 115,621
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
4.69% 06/25/36
2
2,440,701 1,776,012
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
4.61% 08/25/36
2
27,724,000 25,006,294
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(LIBOR USD 1-Month plus 0.38%)
4.77% 06/25/37
2
27,228,684 20,143,587
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
4.93% 01/25/36
2
141,510 128,152
Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1
5.77% 11/25/37
1,4
26,346,265 18,684,689
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 1A4
(LIBOR USD 1-Month plus 0.70%)
5.09% 12/25/35
2
3,202 3,195

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/23)
2.86% 07/25/59
1
$ 120,012 $ 113,488
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 27,339,886 24,994,681
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 2,080 1,997
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
3.55% 09/25/35
2
291,337 249,928
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
3.05% 02/25/36
2
32,206,936 27,832,893
Alternative Loan Trust,
Series 2005-84, Class 1A1
3.13% 02/25/36
4
26,515 23,577
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
3.44% 02/25/37
4
806,316 685,957
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
4.59% 03/25/37
2
550,308 145,960
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
3.20% 10/25/46
2
32,566,702 23,342,965
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
2.75% 02/25/47
2
44,818,851 18,498,281
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
4.51% 03/25/47
2
26,025,088 22,622,404
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
3.87% 10/25/34
2
3,402,818 3,294,418
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.59%)
4.97% 03/25/36
2
1,476,853 1,472,706
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/23)
7.48% 10/25/27 4,698 4,668
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
5.12% 10/25/35
2
$ 108,187 $ 105,065
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.66%)
5.05% 11/25/35
2
14,763,111 14,169,622
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.32%)
4.71% 11/25/36
2
40,507,024 18,385,976
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
5.14% 06/25/37
2
21,422,166 17,083,456
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
5.39% 06/25/37
2
15,649,643 12,663,576
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.46%)
4.85% 11/25/36
2
15,355,509 14,745,498
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 10,924 10,667
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.41% 05/20/36
4
2,590,947 2,175,770
Banc of America Funding Trust,
Series 2006-E, Class 2A1
3.54% 06/20/36
4
31,843 28,642
Banc of America Funding Trust,
Series 2006-H, Class 3A1
3.88% 09/20/46
4
644,243 534,283
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
4.52% 10/26/36
1,2
4,881,648 4,875,199
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
3.68% 07/25/34
4
21,348 19,492
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
3.00% 04/25/35
4
112,062 99,268
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 343,224 275,147
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 149,726 128,939

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
25 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 $ 217,255 $ 113,147
BCAP LLC Trust,
Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 1.30%)
5.69% 09/25/47
2
12,716,230 10,519,072
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
3.06% 05/25/35
4
8,336 7,464
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
3.53% 07/25/36
4
1,353,473 712,218
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
3.09% 04/25/34
4
4,143 3,838
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
3.74% 01/25/35
4
1,695,719 1,559,324
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
3.63% 10/25/36
4
207,319 183,318
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
4.64% 08/25/20
2
1,179,041 630,936
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 165,637 161,988
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
4.53% 11/25/36
2
3,545,375 3,426,071
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AC1, Class A3 (STEP-reset date 02/25/23)
6.55% 02/25/37 23,883,580 20,246,469
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 02/25/23)
5.50% 01/25/34 441,062 369,342
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 02/25/23)
5.75% 01/25/34 397,647 332,907
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
4.57% 10/25/36
2
1,003,513 828,030
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
4.55% 12/25/46
2
13,468,467 11,469,096
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
4.56% 06/25/47
2
2,169,765 1,710,496
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust,
Series 2006-NC3, Class A4
(LIBOR USD 1-Month plus 0.24%)
4.63% 08/25/36
2
$ 46,429,000 $ 37,601,324
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
4.91% 02/25/36
2
58,452 56,267
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(LIBOR USD 1-Month plus 0.22%)
4.61% 10/25/36
2
22,415,000 18,318,535
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
4.99% 07/25/33
2
3,059 2,823
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
4.89% 02/26/35
2
5,305 5,142
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.60% 09/25/36
4
394,134 327,540
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,314,816 399,123
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.14% 06/25/35
4
696,717 670,093
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 06/25/36 290,121 168,466
ChaseFlex Trust,
Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
4.17% 09/25/36
2
4,741,116 3,872,397
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
40,506,313 38,677,643
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
5.20% 09/25/58
1,2
39,796,033 38,964,336
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
158,647,319 139,937,961
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
101,378,675 92,007,788
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
1,4
96,111,411 87,704,604
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
141,174,855 122,323,170

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
$ 118,142,281 $ 111,473,067
CIM Trust,
Series 2020-R4, Class A1A
3.30% 06/25/60
1,4
72,221,736 72,065,982
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
149,157,660 127,564,151
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
230,655,456 202,704,374
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
1,4
86,327,949 74,365,166
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
1,4
81,296,829 72,323,415
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
280,543,557 248,653,161
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
211,151,923 183,619,507
CIM Trust,
Series 2021-R5, Class A1
2.00% 08/25/61
1,4
42,991,749 35,536,799
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
173,972,330 146,348,933
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
1,4
42,761,917 41,578,956
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/23)
5.00% 07/25/62
1
95,866,708 87,140,345
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
5.74% 10/25/37
1,2
9,778,458 9,732,411
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 89,283 79,858
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5 (STEP-reset date 02/25/23)
4.95% 09/25/36 31,006 30,841
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 02/25/23)
4.96% 03/25/37 222,162 216,265
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
3.41% 03/25/36
4
6,955,504 4,782,873
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.55% 06/25/36
4
1,071,368 981,992
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.44%)
4.82% 08/25/36
2
$ 49,553 $ 49,294
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 02/25/23)
7.25% 05/25/36 31,157,504 16,297,531
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
2.41% 03/25/37
4
178,847 152,017
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
3.54% 04/25/37
4
53,234 45,288
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
3.91% 02/20/36
1,2
6,299,201 5,155,939
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
2.39% 03/25/47
1,2
254,479 254,675
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
3.42% 10/25/35
4
356,339 214,314
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
4.65% 11/25/35
2
102,607 84,741
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
4
140,426 128,059
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
5.19% 10/25/47
2
7,015,015 6,554,937
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
3.25% 06/19/31
4
6,528 6,108
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 31,767 30,809
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
3.91% 08/25/34
4
586,200 521,833
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
5.05% 02/25/35
2
69,552 64,191
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
3.16% 06/25/34
4
42,830 39,666
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
2.89% 06/20/34
4
9,077 8,620

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
27 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
3.89% 09/20/34
4
$ 542,421 $ 499,812
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.49% 04/25/35
4
474,604 398,792
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-31, Class 2A3
2.84% 01/25/36
4
90,825 76,738
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
4.99% 05/25/35
2
2,319,223 1,915,771
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
3.97% 09/25/47
4
500,250 369,489
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.52% 03/25/37
4
930,433 713,887
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
3.59% 08/25/33
4
6,065 5,793
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,739 2,387
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 14,736 14,480
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
3.47% 06/25/34
4
52,387 50,397
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/27/61
1
9,912,344 7,580,278
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
5.09% 03/25/36
2
3,080,770 1,059,420
Credit Suisse Mortgage Capital Trust,
Series 2007-2, Class 3A4
5.50% 03/25/37 1,107,994 622,856
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
3.55% 11/27/46
1,2
1,985,702 1,933,730
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.46% 02/25/60
1,4
17,141,429 16,969,096
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.78% 10/25/61
1,4
235,968,667 178,519,924
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00% 10/25/61
1,4,5,6
230,667 227,981
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.38% 04/25/61
1,4
$ 247,151,306 $ 223,133,587
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00% 04/25/61
1,4,5,6
947,029 923,808
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/23)
3.95% 01/25/33 6,116 5,589
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.28%)
4.67% 10/25/36
2
36,583,652 25,982,979
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.28%)
4.67% 10/25/36
2
9,602,824 8,697,370
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.30%)
4.69% 11/25/36
2
23,380,623 11,149,651
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 02/25/23)
3.10% 01/25/37 6,202,300 1,919,816
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 02/25/23)
3.10% 01/25/37 11,655,598 3,610,331
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
2.96% 04/25/37
2
20,771,509 13,127,490
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/23)
3.55% 02/25/37 25,077,183 15,817,435
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 02/25/23)
3.55% 02/25/37 18,360,232 11,593,133
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 02/25/23)
3.55% 02/25/37 3,338,780 2,106,456
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 02/25/23)
6.28% 12/25/36 5,268,016 284,276
Deephaven Residential Mortgage Trust,
Series 2021-4, Class A1
1.93% 11/25/66
1,4
24,752,244 21,206,589
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.38%)
4.77% 08/25/36
2
2,036,373 1,836,778

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.26%)
4.65% 12/25/36
2
$ 1,445,912 $ 517,747
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A2
(LIBOR USD 1-Month plus 0.38%)
4.77% 12/25/36
2
26,539,493 9,285,558
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(LIBOR USD 1-Month plus 0.38%)
4.77% 02/25/37
2
378,045 324,123
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
5.82% 10/25/47
2
19,781,551 15,366,766
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A4
(LIBOR USD 1-Month plus 0.70%)
5.09% 06/25/37
2
18,413,477 16,253,501
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
4.53% 07/25/47
2
28,294,512 24,893,336
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 245,136 208,744
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
3.29% 02/25/36
4
505,221 346,794
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
5.06% 01/19/45
2
1,111,247 891,605
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
4.84% 02/19/45
2
63,589 61,202
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
4.82% 07/19/45
2
72,377 64,098
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
4.54% 10/19/36
2
13,642,352 9,306,833
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
4.48% 03/19/37
2
5,621,991 4,429,308
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
4
6,818 6,340
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 02/25/23)
5.80% 11/25/32 34,147 32,311
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(LIBOR USD 1-Month plus 3.40%)
7.79% 10/25/39
1,2
$ 12,100,000 $ 11,738,803
Fannie Mae Connecticut Avenue Securities,
Series 2020-R01, Class 1B1
(LIBOR USD 1-Month plus 3.25%)
7.64% 01/25/40
1,2
13,389,636 12,507,632
Fannie Mae Connecticut Avenue Securities,
Series 2020-R02, Class 2B1
(LIBOR USD 1-Month plus 3.00%)
7.39% 01/25/40
1,2
22,901,543 20,647,546
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
7.03% 10/25/41
1,2
29,460,000 27,767,738
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B2
(SOFR30A plus 6.00%)
9.93% 10/25/41
1,2
2,060,000 1,878,285
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1B1
(SOFR30A plus 3.15%)
7.08% 12/25/41
1,2
27,469,000 25,835,709
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
5.83% 12/25/41
1,2
20,563,862 19,558,330
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
4.71% 10/25/36
2
9,742,315 6,650,232
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.48%)
4.87% 10/25/36
2
614,327 421,075
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
4.50% 12/25/37
2
5,135,676 4,555,569
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
4.55% 12/25/37
2
14,123,570 12,568,472
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
4.60% 12/25/37
2
10,236,304 9,133,215
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.30%)
4.69% 04/25/36
2
7,208,855 7,134,548
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.46%)
4.85% 07/25/36
2
20,518,675 19,638,149

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
29 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
4.53% 01/25/38
2
$ 52,825,569 $ 28,215,367
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
4.53% 03/25/37
2
47,868,118 25,135,991
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
4.49% 03/25/37
2
21,285,361 10,767,764
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
4.54% 03/25/37
2
12,202,557 6,197,772
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
4.61% 03/25/37
2
22,720,838 11,598,363
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
3.92% 08/25/34
4
3,007,630 2,884,551
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
3.86% 09/25/34
4
9,503 8,582
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
4.01% 10/25/34
4
463,690 456,074
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
4.23% 12/25/35
4
7,569,904 6,265,480
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
4.03% 02/25/36
4
7,665,841 5,409,546
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
3.99% 06/25/35
4
7,754,772 6,859,069
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
3.74% 09/25/35
4
6,143,489 5,311,652
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
3.83% 10/25/35
4
8,656,013 5,855,537
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
4.04% 11/25/35
4
8,282,333 7,092,929
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
3.86% 03/25/36
4
8,817,395 6,717,458
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.24% 12/25/34
4
91,134 84,707
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
3.80% 01/25/37
4
47,058 29,837
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
3.87% 11/25/37
4
$ 83,053 $ 44,778
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA1, Class B1
(LIBOR USD 1-Month plus 2.30%)
6.69% 01/25/50
1,2
8,000,000 7,611,181
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA2, Class B1
(LIBOR USD 1-Month plus 2.50%)
6.89% 02/25/50
1,2
31,102,000 29,120,457
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA3, Class M2
(SOFR30A plus 2.10%)
6.03% 10/25/33
1,2
30,022,000 29,472,734
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA5, Class B1
(SOFR30A plus 3.05%)
6.98% 01/25/34
1,2
12,005,000 10,838,337
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA6, Class B1
(SOFR30A plus 3.40%)
7.33% 10/25/41
1,2
30,000,000 28,040,183
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
6.18% 08/25/33
1,2
8,000,000 7,375,935
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA3, Class M2
(SOFR30A plus 2.10%)
6.03% 09/25/41
1,2
22,095,000 19,299,870
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA4, Class M2
(SOFR30A plus 2.35%)
6.28% 12/25/41
1,2
10,000,000 8,650,767
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M1B
(SOFR30A plus 2.40%)
6.33% 02/25/42
1,2
22,000,000 21,420,387
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA3, Class M1B
(SOFR30A plus 2.90%)
6.83% 04/25/42
1,2
7,000,000 6,932,550
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
3.65% 06/25/30
2
9,113 8,402
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
3.60% 11/19/35
4
187,911 155,648
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
0.00% 05/19/36
4
1,546,160 1,122,114

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
4.87% 08/25/45
2
$ 704,833 $ 533,937
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
4.59% 10/25/45
2
10,649,178 9,824,931
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
(LIBOR USD 1-Month plus 0.36%)
4.75% 01/25/37
2
10,085,759 8,523,481
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4
2.50% 06/25/52
1,4
60,337,167 48,434,720
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50% 09/25/52
1,4
69,624,381 55,933,401
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
1
20,221,528 19,139,098
GS Mortgage-Backed Securities Trust,
Series 2021-PJ9, Class A2
2.50% 02/26/52
1,4
8,930,382 7,213,376
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50% 10/25/52
1,4
77,222,403 62,085,607
GS Mortgage-Backed Securities Trust,
Series 2022-PJ6, Class A3
2.50% 01/25/53
1,4
102,977,261 82,767,418
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(LIBOR USD 1-Month plus 0.64%)
5.03% 10/25/35
2
80,453 77,130
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(LIBOR USD 1-Month plus 0.64%)
5.03% 10/25/35
2
26,536 26,007
GSAA Home Equity Trust,
Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.65%)
5.03% 06/25/35
2
51,714 50,061
GSAMP Trust,
Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.70%)
5.09% 12/25/35
2
18,875,472 17,282,262
GSAMP Trust,
Series 2007-HE2, Class A1
(LIBOR USD 1-Month plus 0.24%)
4.62% 03/25/47
2
65,118,482 53,882,828
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(LIBOR USD 1-Month plus 0.28%)
4.67% 01/26/37
1,2
15,937,968 14,585,493
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
3.50% 08/25/34
4
$ 1,853 $ 1,663
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
3.36% 08/25/34
4
45,277 44,837
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
3.56% 10/25/35
4
1,768,652 989,673
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
4.14% 09/25/35
4
43,612 40,825
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
3.71% 05/25/37
4
1,234,743 758,065
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
3.42% 04/19/34
4
3,497 3,250
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
5.02% 01/19/35
2
164,984 153,020
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
3.93% 05/19/34
4
33,222 30,869
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
3.24% 06/19/34
4
1,268 1,201
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
4.82% 06/19/35
2
166,633 156,255
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
3.87% 07/19/35
4
25,855 22,632
HarborView Mortgage Loan Trust,
Series 2006-1, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
4.82% 03/19/36
2
10,516,184 9,151,496
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
4.54% 11/19/36
2
51,050,996 40,449,277
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(LIBOR USD 1-Month plus 0.36%)
4.70% 05/19/46
2
30,525,171 16,275,211
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
2.96% 07/19/47
2
34,212,580 13,537,552
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
4.76% 09/19/46
2
53,214,980 45,353,483

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
31 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 2.00%)
5.39% 10/25/37
2
$ 17,450,265 $ 13,505,799
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 2.00%)
5.39% 10/25/37
2
13,552,934 12,186,684
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
4.67% 10/25/36
2
52,418,010 17,371,863
Impac CMB Trust,
Series 2004-8, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
5.09% 10/25/34
2
83,866 82,574
Impac CMB Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
4.91% 04/25/35
2
1,851,365 1,706,660
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.34%)
4.73% 11/25/36
2
4,365,023 3,881,865
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(LIBOR USD 1-Month plus 0.54%)
4.93% 02/25/37
2
6,985,612 6,253,363
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.22%)
4.61% 05/25/37
2
2,689,935 2,131,329
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.50%)
4.89% 05/25/37
2
33,527,129 26,784,954
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
3.59% 08/25/34
4
649,318 565,423
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
5.25% 09/25/34
2
35,603 30,587
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
3.21% 03/25/35
4
91,276 87,846
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
3.41% 09/25/35
4
2,893,677 2,003,275
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.04% 10/25/35
4
18,006,229 14,272,420
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
4.87% 04/25/35
2
366,693 297,041
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.46% 08/25/36
4
$ 10,939,306 $ 8,198,149
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.40%)
4.79% 10/25/36
2
12,144,038 10,271,636
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.40%)
4.79% 01/25/37
2
28,393,003 23,623,640
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
2.83% 05/25/36
4
2,859,447 2,383,346
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.14% 05/25/36
4
18,705,327 12,595,525
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.01% 03/25/37
4
321,383 264,722
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.89% 06/25/37
4
2,366,403 1,880,680
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.14% 11/25/37
4
1,571,226 1,280,901
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 24,544 24,233
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
3.43% 05/25/36
4
4,120,893 2,407,527
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 02/25/23)
6.33% 07/25/36 28,884,238 8,230,100
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 02/25/23)
6.50% 07/25/36 4,027,837 1,218,645
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
4.54% 05/25/37
2
569,965 569,569
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(LIBOR USD 1-Month plus 0.26%)
4.65% 06/25/37
2
44,437 44,140
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
3.92% 03/25/47
2
107,044 69,406
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 02/25/23)
4.18% 03/25/47 7,002,630 4,838,073

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 02/25/23)
4.18% 05/25/35 $ 5,893,568 $ 4,071,761
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 02/25/23)
4.18% 03/25/47 2,678,894 1,850,733
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
4.67% 03/25/47
2
240,000 217,773
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
3.03% 11/25/33
4
44,168 41,387
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
3.93% 09/25/34
4
125,717 114,885
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
3.59% 08/25/35
4
58,484 53,812
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,603,739 1,077,012
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
4.19% 11/25/33
4
1,535 1,465
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
2.89% 05/25/36
4
491,245 411,881
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
3.35% 05/25/36
4
323,942 263,092
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
3.50% 06/25/36
4
283,053 210,413
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
3.50% 06/25/36
4
912,474 678,306
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
3.73% 08/25/36
4
255,497 209,111
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
3.45% 07/25/35
4
592,163 573,368
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
3.19% 05/25/37
4
1,296,826 1,036,650
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.28% 05/25/37
4
221,658 189,133
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
3.77% 06/25/37
4
1,864,937 1,478,560
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
3.46% 06/25/37
4
263,699 208,537
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00% 04/25/52
1,4
$ 49,956,231 $ 39,034,675
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00% 05/25/52
1,4
38,310,768 29,900,413
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
4.59% 06/25/37
1,2
178,521 126,807
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
4.69% 11/25/35
2
1,963,422 1,902,593
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
4.93% 12/25/35
2
266,695 231,804
Lehman XS Trust,
Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.40%)
4.79% 08/25/46
2
7,994,254 7,604,572
Lehman XS Trust,
Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
4.63% 08/25/36
2
24,324 24,368
Lehman XS Trust,
Series 2006-5, Class 1A1A
(LIBOR USD 1-Month plus 0.42%)
4.81% 04/25/36
2
18,950,531 16,556,734
Lehman XS Trust,
Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
4.71% 06/25/36
2
25,472,918 24,463,225
Lehman XS Trust,
Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.48%)
4.87% 03/25/47
2
16,457,420 14,586,136
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
5.29% 10/25/34
2
69,402 64,192
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(LIBOR USD 1-Month plus 0.38%)
4.77% 07/25/36
2
27,540,112 18,514,038
Luminent Mortgage Trust,
Series 2006-6, Class A1
(LIBOR USD 1-Month plus 0.40%)
4.79% 10/25/46
2
9,959,606 8,627,107
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.82% 01/25/34
4
10,806 10,313
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
3.39% 11/25/33
4
362,296 333,683

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
33 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.87% 11/21/34
4
$ 1,696,586 $ 1,530,064
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
3.31% 09/25/34
4
1,251,498 1,163,311
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
3.51% 05/25/36
4
5,358,684 2,449,627
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(LIBOR USD 1-Month plus 0.39%)
4.78% 01/25/47
2
82,800,804 35,060,692
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
4.69% 11/25/36
2
12,622,193 4,138,720
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.42%)
4.81% 11/25/36
2
3,506,165 1,134,379
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
4.60% 05/25/37
2
16,079,841 15,148,257
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32
4
7,752 7,431
Mellon Residential Funding Corp. Mortgage Pass-Through
Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
5.02% 11/15/31
2
564,147 537,225
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.28%)
4.67% 04/25/37
2
132,836,075 58,346,240
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.34%)
4.73% 04/25/37
2
26,835,013 10,667,344
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.50%)
4.89% 04/25/37
2
56,215,109 22,566,774
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.48%)
4.87% 05/25/37
2
27,306,505 21,292,171
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.64%)
5.03% 05/25/37
2
13,485,138 10,537,759
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
4.75% 06/25/37
2
$ 10,282,661 $ 6,350,618
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.50%)
4.89% 06/25/37
2
13,733,571 10,728,001
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
4.51% 07/25/37
2
23,179,704 15,584,315
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
4.55% 07/25/37
2
16,991,299 11,457,226
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.30% 10/25/33
4
145,512 139,339
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
3.52% 08/25/34
4
730,294 648,368
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.42%)
4.81% 02/25/36
2
5,120 4,754
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 02/25/23)
3.88% 03/25/37 27,459,564 6,450,260
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 02/25/23)
3.88% 03/25/37 21,491,656 5,047,883
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.18% 08/25/36
2
1,831,622 1,605,606
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 6,703,130 6,585,451
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
6,497,164 6,302,402
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 116,925 112,883
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
4.71% 01/25/35
2
70,798 62,975
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
3.31% 09/25/34
4
392,268 367,056

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
4.65% 04/25/35
2
$ 877,102 $ 818,417
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
680,803 208,387
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S (STEP-reset date 02/25/23)
6.00% 02/25/47 1,562 1,553
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.24%)
4.63% 04/25/37
2
4,204,138 1,255,425
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
5.03% 02/25/35
2
1,917,875 1,839,861
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
4.95% 10/25/35
2
2,116,165 2,030,768
MortgageIT Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
4.91% 12/25/35
2
396,255 373,754
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV4
(LIBOR USD 1-Month plus 0.23%)
4.62% 03/25/37
2
26,842 26,279
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
4.64% 06/25/37
2
4,853,438 4,700,570
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
5.47% 01/25/34
2
74,447 74,698
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
5.06% 03/25/35
2
151,500 148,251
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
4.83% 02/25/36
2
24,192 24,120
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
5.05% 02/25/36
2
2,097 2,096
NLT Trust,
Series 2021-INV3, Class PT
0.00% 11/25/56
1,4
174,888,841 159,843,924
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Home Equity Loan, Inc., Home Equity Loan Trust,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.54%)
4.93% 03/25/36
2
$ 1,708,826 $ 1,701,996
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/23)
6.00% 07/25/59
1
44,720,988 44,000,121
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
20,641,832 5,588,210
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
4.30% 05/25/37
2
6,762,650 6,572,345
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.48%)
4.50% 05/25/37
2
15,534,162 11,679,899
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 02/25/23)
3.37% 01/25/36 20,270,578 18,706,177
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
4.65% 11/25/36
2
12,594 12,395
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
4.70% 06/25/47
2
21,770,413 19,492,385
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 02/25/23)
7.48% 11/25/29 45,942 43,075
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 01/25/23)
5.00% 06/25/52
1
213,874,520 199,160,894
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A1
5.00% 08/25/52
1,4
247,317,175 229,249,840
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/23)
5.56% 06/25/27
1
33,466,011 32,323,940
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 01/25/23)
5.00% 08/25/27
1
80,906,554 76,313,925
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
4.76% 12/25/35
4
3,487,174 1,677,760
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.64% 04/25/35
4
95,138 92,180
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
3.86% 07/25/35
4
2,233,368 1,602,178

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
35 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
3.05% 01/25/46
2
$ 3,602,522 $ 2,880,161
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
4.42% 01/25/36
4
99,631 73,846
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.64% 01/25/36
4
8,236,768 6,431,638
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.37%)
4.76% 08/25/36
2
14,318,049 12,600,483
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.57% 08/25/36
4,5,6
13,829,513 255,062
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
4.77% 09/25/36
2
135,384 99,387
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.47% 02/25/36
4,5,6
51,179,160 672,018
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.71% 06/25/36
4,5,6
22,734,277 379,121
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.79% 08/25/36
4,5,6
55,302,410 1,196,233
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A4
(LIBOR USD 1-Month plus 0.55%)
4.94% 01/25/37
2
10,386,576 7,069,195
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.48% 09/25/37
4,5,6
42,692,726 765,071
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.36% 03/25/37
4,5,6
26,865,691 304,028
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.29% 03/25/37
4,5,6
29,153,996 254,535
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.33% 04/25/37
4,5,6
62,574,935 540,166
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38% 06/25/37
4,5,6
22,870,439 244,904
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.43% 06/25/37
4,5,6
56,074,918 837,092
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 14,236 7,091
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
4.88% 04/25/36
2
$ 341,987 $ 332,164
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
4.28% 12/25/34
4
161,996 153,583
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.44% 12/25/34
4
10,930 9,207
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
4.08% 12/25/34
4
261,210 246,020
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,647,297 1,272,568
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.58% 11/25/35
4
2,104,639 1,264,850
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
4.67% 09/25/36
4
142,060 119,941
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
5.16% 11/25/36
4
36,737 30,436
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
3.73% 04/25/37
4
816,949 594,111
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 02/25/23)
6.81% 06/25/16 9 13
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
4.63% 05/25/47
2
161,830 115,086
Saxon Asset Securities Trust,
Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
4.79% 09/25/47
2
24,130,149 22,099,437
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/23)
2.91% 01/25/36 5,676,998 4,441,517
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(LIBOR USD 1-Month plus 0.28%)
4.67% 06/25/36
2
204,393 130,485
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
4.50% 02/25/37
2
5,346,790 2,383,644
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
4.66% 02/25/37

26,468,281 11,823,032

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
4.62% 02/25/37
2
$ 34,771,129 $ 16,100,462
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
4.52% 05/25/37
2
12,217,005 9,239,730
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
4.74% 05/25/37
2
9,213,959 6,968,357
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.30%)
4.69% 12/25/36
2
26,296,542 16,305,665
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
4.53% 01/25/37
2
13,690,456 11,339,610
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
5.01% 06/20/33
2
22,669 21,757
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
4.99% 01/20/34
2
726 689
Sequoia Mortgage Trust,
Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
5.22% 05/20/34
2
69,849 69,371
Sequoia Mortgage Trust,
Series 2004-4, Class A
(LIBOR USD 6-Month plus 0.52%)
5.24% 05/20/34
2
60,612 56,097
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
4.63% 12/25/36
1,2
12,132,707 7,512,365
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
5.06% 06/25/35
2
7,499,641 7,290,367
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
4.10% 02/25/34
4
13,864 12,816
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
3.93% 09/25/34
4
2,181,496 2,106,321
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
3.90% 10/25/34
4
37,039 35,822
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
4.16% 10/25/34
4
3,019,814 2,903,588
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
3.62% 10/25/34
4
$ 1,393,743 $ 1,271,952
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
2.72% 11/25/34
4
26,745 23,010
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
4.04% 01/25/35
4
296,552 281,144
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
4.07% 06/25/35
4
427,006 383,645
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
3.67% 09/25/35
4
9,496,517 5,968,137
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
4.71% 01/25/37
2
14,796,292 12,573,189
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-9, Class 2A1
3.73% 10/25/47
4
447,762 279,152
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.56%)
4.95% 02/25/36
2
258,379 199,930
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
2.09% 02/25/36
2
8,334,820 6,588,844
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(LIBOR USD 1-Month plus 0.42%)
4.81% 08/25/36
2
10,366,614 8,168,169
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
4.51% 10/25/36
2
8,683,745 7,516,434
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
3.55% 08/25/47
2
88,870,067 73,210,432
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 299 288
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
3.81% 09/25/33
4
86,336 83,151
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 5A4
4.19% 11/25/33
4
677,562 618,911

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
37 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 $ 867,923 $ 783,644
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
3.10% 06/25/37
4
1,447,272 993,829
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
3.41% 12/25/44
4
62,172 56,654
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.46%)
1.28% 01/25/37
2
10,099,168 4,066,864
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.48%)
1.46% 08/25/36
2
13,876,081 5,467,078
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
4.50% 01/25/37
2
3,003,858 1,376,921
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
4.54% 01/25/37
2
36,953,785 16,120,934
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
4.62% 01/25/37
2
9,308,152 4,086,794
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.39% 06/25/33
4
1,511,054 1,399,388
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
3.10% 06/25/34
4
15,030 13,848
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
5.23% 05/25/44
2
124,746 123,813
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
4.57% 05/25/35
2
1,344,344 1,115,256
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
4.89% 06/25/35
2
2,835,102 2,336,782
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.03% 01/25/45
2
342,504 312,445
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.03% 08/25/45
2
15,114,936 14,164,398
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
3.81% 10/25/35
4
$ 539,831 $ 491,598
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
4.97% 10/25/45
2
2,383,171 2,204,145
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.77% 12/25/35
4
2,023,146 1,831,923
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.52%)
4.91% 11/25/45
2
15,254,693 13,459,158
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.54%)
4.93% 12/25/45
2
7,174,564 6,279,088
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.58%)
4.97% 12/25/45
2
7,219,950 6,732,039
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.66%)
5.05% 01/25/45
2
8,230,469 7,479,115
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
5.01% 01/25/45
2
409,928 393,455
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
5.05% 01/25/45
2
34,862 33,483
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.76%)
5.15% 01/25/45
2
1,455,653 1,401,733
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
4.85% 04/25/45
2
64,218 61,069
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
4.93% 07/25/45
2
65,376 58,450
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.07%)
3.12% 01/25/46
2
12,666,425 11,559,478
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
3.74% 09/25/36

7,027,952 6,082,721

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.60% 12/25/36
4
$ 399,911 $ 342,040
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
3.05% 02/25/46
2
8,220,571 7,149,951
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
2.63% 05/25/46
2
2,975,451 2,569,132
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
3.03% 07/25/46
2
5,496,952 4,690,793
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
3.86% 07/25/37
4
149,885 137,480
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
2.75% 02/25/47
2
8,107,974 6,751,828
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
3.91% 11/25/30
4
78,441 76,745
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 78,632 65,685
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
3.03% 03/25/36
4
1,302,495 1,191,441
5,822,739,818
U.S. Agency Commercial Mortgage-Backed — 0.55%
Fannie Mae Pool AM4869
4.07% 12/01/25 1,680,644 1,654,741
Fannie Mae Pool AM6770
3.77% 09/01/29 155,253 148,852
Fannie Mae Pool AN7981
2.95% 01/01/28 100,000 93,472
Fannie Mae Pool BL6060
2.46% 04/01/40 126,370,000 91,339,028
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K154, Class A2
3.42% 04/25/32 750,000 701,211
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K157, Class A3
3.99% 08/25/33
4
300,000 285,465
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2020-193, Class AC
1.25% 09/16/62 $ 34,213,576 $ 26,431,728
Ginnie Mae,
Series 2021-14, Class AB
1.34% 06/16/63 43,834,317 32,948,406
Ginnie Mae,
Series 2021-2, Class AH
1.50% 06/16/63 100,506,245 80,792,407
Ginnie Mae,
Series 2021-21, Class AH
1.40% 06/16/63 69,520,725 54,643,074
Ginnie Mae,
Series 2021-31, Class B
1.25% 01/16/61 75,507,455 55,693,733
344,732,117
U.S. Agency Mortgage-Backed — 37.43%
Fannie Mae Pool 190375
5.50% 11/01/36 353,781 367,120
Fannie Mae Pool 190396
4.50% 06/01/39 4,937 4,894
Fannie Mae Pool 313182
7.50% 10/01/26 512 519
Fannie Mae Pool 394854
6.50% 05/01/27 262 269
Fannie Mae Pool 545191
7.00% 09/01/31 1,400 1,437
Fannie Mae Pool 545756
7.00% 06/01/32 312 331
Fannie Mae Pool 613142
7.00% 11/01/31 6,190 6,489
Fannie Mae Pool 625666
7.00% 01/01/32 4,639 4,779
Fannie Mae Pool 633698
7.50% 02/01/31 20,854 21,853
Fannie Mae Pool 655928
7.00% 08/01/32 71,186 75,518
Fannie Mae Pool 725257
5.50% 02/01/34 496,424 512,373
Fannie Mae Pool 734830
4.50% 08/01/33 6,811 6,715
Fannie Mae Pool 734922
4.50% 09/01/33 865,787 854,579
Fannie Mae Pool 735207
7.00% 04/01/34 10,564 10,890
Fannie Mae Pool 735224
5.50% 02/01/35 1,708,926 1,764,451
Fannie Mae Pool 735651
4.50% 06/01/35 1,951,057 1,925,054
Fannie Mae Pool 740297
5.50% 10/01/33 981 1,013
Fannie Mae Pool 745147
4.50% 12/01/35 11,813 11,670
Fannie Mae Pool 753168
4.50% 12/01/33 4,517 4,458

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
39 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 815422
4.50% 02/01/35 $ 19,261 $ 18,876
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
4.16% 11/01/35
2
3,325 3,267
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.56%)
3.81% 12/01/35
2
1,576 1,549
Fannie Mae Pool 888412
7.00% 04/01/37 73,803 76,030
Fannie Mae Pool 889184
5.50% 09/01/36 1,794,156 1,852,357
Fannie Mae Pool AB1613
4.00% 10/01/40 16,302,851 15,800,012
Fannie Mae Pool AB1803
4.00% 11/01/40 19,615,178 19,176,982
Fannie Mae Pool AB2127
3.50% 01/01/26 4,236,075 4,162,781
Fannie Mae Pool AB3679
3.50% 10/01/41 6,677,425 6,256,850
Fannie Mae Pool AB3864
3.50% 11/01/41 5,009,221 4,693,600
Fannie Mae Pool AB4045
3.50% 12/01/41 6,623,148 6,279,177
Fannie Mae Pool AB4262
3.50% 01/01/32 3,350,623 3,209,471
Fannie Mae Pool AB6385
3.00% 10/01/42 216,947 196,605
Fannie Mae Pool AB9703
3.50% 06/01/43 11,642,129 10,887,451
Fannie Mae Pool AC8279
4.50% 08/01/39 6,792 6,711
Fannie Mae Pool AE0138
4.50% 03/01/40 29,272 29,019
Fannie Mae Pool AE0482
5.50% 01/01/38 4,136,699 4,220,423
Fannie Mae Pool AH3780
4.00% 02/01/41 7,763,583 7,590,119
Fannie Mae Pool AJ1404
4.00% 09/01/41 10,344,623 9,943,936
Fannie Mae Pool AL0209
4.50% 05/01/41 11,883,466 11,779,426
Fannie Mae Pool AL0851
6.00% 10/01/40 6,805,200 7,135,496
Fannie Mae Pool AL2521
3.50% 09/01/42 72,719 68,010
Fannie Mae Pool AL4597
4.00% 01/01/44 30,987,189 30,090,627
Fannie Mae Pool AL6348
3.50% 02/01/45 25,758 23,975
Fannie Mae Pool AL7092
3.00% 07/01/45 40,664 36,684
Fannie Mae Pool AL8037
4.50% 07/01/34 101,880 100,686
Fannie Mae Pool AL8256
3.00% 08/01/43 383,513 351,966
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL8356
4.50% 07/01/34 $ 242,528 $ 240,885
Fannie Mae Pool AL8960
4.50% 05/01/46 17,922,081 17,714,819
Fannie Mae Pool AL9106
4.50% 02/01/46 22,767,111 22,503,819
Fannie Mae Pool AL9217
3.50% 10/01/46 15,768,926 14,738,895
Fannie Mae Pool AL9472
4.00% 10/01/43 3,876,604 3,726,552
Fannie Mae Pool AL9722
4.50% 08/01/46 73,038,641 72,193,980
Fannie Mae Pool AL9846
4.50% 02/01/47 77,828,893 76,928,835
Fannie Mae Pool AS8605
3.00% 01/01/32 117,823 112,828
Fannie Mae Pool AS8663
4.50% 01/01/47 14,575,804 14,342,399
Fannie Mae Pool AS9830
4.00% 06/01/47 24,124,499 23,051,488
Fannie Mae Pool AS9972
4.00% 07/01/47 23,325,030 22,264,392
Fannie Mae Pool AT9649
4.00% 07/01/43 133,740 130,751
Fannie Mae Pool AU3739
3.50% 08/01/43 22,527,603 21,121,277
Fannie Mae Pool BD2450
3.50% 01/01/47 43,557 40,511
Fannie Mae Pool BM4299
3.00% 03/01/30 19,685,772 19,064,374
Fannie Mae Pool BM4304
3.00% 02/01/30 25,229,647 24,456,398
Fannie Mae Pool BM5164
4.00% 11/01/48 28,182,978 27,142,314
Fannie Mae Pool BM5507
3.00% 09/01/48 5,859,312 5,261,632
Fannie Mae Pool BN4316
4.00% 01/01/49 18,145 17,554
Fannie Mae Pool BQ6913
2.00% 12/01/51 458,287,530 375,214,460
Fannie Mae Pool BQ7006
2.00% 01/01/52 107,890,847 88,333,640
Fannie Mae Pool BT6823
2.50% 10/01/51 111,698,914 94,916,319
Fannie Mae Pool BU1450
2.00% 01/01/52 184,198,233 150,636,219
Fannie Mae Pool BU1452
2.00% 01/01/52 275,291,137 224,193,953
Fannie Mae Pool BV2994
2.50% 04/01/52 2,773,318 2,355,433
Fannie Mae Pool BV7773
2.50% 04/01/52 99,636,110 84,731,888
Fannie Mae Pool BV8459
3.00% 04/01/52 144,455,696 126,759,080
Fannie Mae Pool CA0862
3.50% 09/01/47 2,289,928 2,124,606

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CA0996
3.50% 01/01/48 $ 31,987 $ 29,777
Fannie Mae Pool CA1187
3.50% 02/01/48 37,316,251 34,521,101
Fannie Mae Pool CA1191
3.50% 11/01/47 2,665,570 2,471,463
Fannie Mae Pool CA1710
4.50% 05/01/48 83,728 82,016
Fannie Mae Pool CA1711
4.50% 05/01/48 8,401,512 8,229,704
Fannie Mae Pool CA2208
4.50% 08/01/48 18,000,257 17,632,158
Fannie Mae Pool CA2327
4.00% 09/01/48 25,361,747 24,446,542
Fannie Mae Pool CA2493
4.50% 10/01/48 4,833,471 4,684,174
Fannie Mae Pool CA3633
3.50% 06/01/49 18,110,488 16,855,345
Fannie Mae Pool CA4011
3.50% 08/01/49 15,731,430 14,246,653
Fannie Mae Pool CA5689
3.00% 05/01/50 60,421,920 54,059,882
Fannie Mae Pool CB2313
2.50% 12/01/51 158,315,600 134,494,458
Fannie Mae Pool CB2365
2.00% 09/01/51 164,458,996 134,282,966
Fannie Mae Pool CB2767
2.00% 01/01/52 72,828,444 59,310,652
Fannie Mae Pool FM2310
3.00% 01/01/48 9,146,763 8,213,191
Fannie Mae Pool FM2318
3.50% 09/01/49 156,870,090 145,655,094
Fannie Mae Pool FM2388
3.50% 04/01/48 16,182,242 15,115,098
Fannie Mae Pool FM9672
2.50% 12/01/51 125,086,878 106,297,384
Fannie Mae Pool FS1598
2.00% 04/01/52 102,439,258 83,389,684
Fannie Mae Pool FS1622
2.00% 03/01/52 202,986,340 166,381,620
Fannie Mae Pool FS2536
2.50% 02/01/52 3,841,012 3,264,228
Fannie Mae Pool MA1146
4.00% 08/01/42 18,824,077 18,071,223
Fannie Mae Pool MA1177
3.50% 09/01/42 25,079,298 23,475,800
Fannie Mae Pool MA1404
3.50% 04/01/43 51,631 48,282
Fannie Mae Pool MA1432
3.00% 05/01/33 41,077 38,457
Fannie Mae Pool MA1459
3.00% 06/01/33 19,475 18,233
Fannie Mae Pool MA1527
3.00% 08/01/33 28,436,612 26,693,073
Fannie Mae Pool MA1561
3.00% 09/01/33 18,095,920 17,044,438
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1582
3.50% 09/01/43 $ 8,537,685 $ 7,985,329
Fannie Mae Pool MA1584
3.50% 09/01/33 27,297,558 26,162,789
Fannie Mae Pool MA1608
3.50% 10/01/33 18,903,578 18,117,750
Fannie Mae Pool MA1982
3.50% 08/01/34 37,762 36,150
Fannie Mae Pool MA2895
3.00% 02/01/47 41,416 37,191
Fannie Mae Pool MA2960
4.00% 04/01/47 20,837,187 19,889,677
Fannie Mae Pool MA3027
4.00% 06/01/47 15,430,808 14,729,137
Fannie Mae Pool MA3029
3.00% 06/01/32 18,185,060 17,300,192
Fannie Mae Pool MA3060
3.00% 07/01/32 8,084 7,659
Fannie Mae Pool MA3120
3.50% 09/01/47 1,191,617 1,105,587
Fannie Mae Pool MA3182
3.50% 11/01/47 25,301,171 23,406,003
Fannie Mae Pool MA3210
3.50% 12/01/47 43,990,432 40,727,967
Fannie Mae Pool MA3238
3.50% 01/01/48 37,816,671 34,984,038
Fannie Mae Pool MA3276
3.50% 02/01/48 14,869,371 13,755,590
Fannie Mae Pool MA3305
3.50% 03/01/48 19,938,729 18,432,881
Fannie Mae Pool MA3332
3.50% 04/01/48 54,667,514 50,538,819
Fannie Mae Pool MA3364
3.50% 05/01/33 6,805,566 6,573,097
Fannie Mae Pool MA3537
4.50% 12/01/48 10,746,224 10,526,467
Fannie Mae Pool MA3811
3.00% 10/01/49 5,835,515 5,119,626
Fannie Mae Pool MA3846
3.00% 11/01/49 32,869 28,837
Fannie Mae Pool MA3942
3.00% 02/01/50 11,682,000 10,185,147
Fannie Mae Pool MA3997
3.00% 04/01/50 14,480,077 12,597,941
Fannie Mae Pool MA4093
2.00% 08/01/40 156,719,193 132,255,423
Fannie Mae Pool MA4128
2.00% 09/01/40 129,802,764 109,516,934
Fannie Mae Pool MA4152
2.00% 10/01/40 162,333,005 136,953,356
Fannie Mae Pool MA4176
2.00% 11/01/40 40,253,607 33,948,773
Fannie Mae Pool MA4333
2.00% 05/01/41 74,809,525 63,096,881
Fannie Mae Pool MA4492
2.00% 12/01/51 96,552,233 78,833,188

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
41 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4493
2.50% 12/01/51 $ 158,123,040 $ 134,111,421
Fannie Mae Pool MA4547
2.00% 02/01/52 19,084,728 15,542,384
Fannie Mae Pool MA4548
2.50% 02/01/52 184,930,981 156,661,874
Fannie Mae Pool MA4563
2.50% 03/01/52 225,888,438 191,184,468
Fannie Mae Pool MA4578
2.50% 04/01/52 363,963,799 307,990,261
Fannie Mae REMICS,
Series 1994-55, Class H
7.00% 03/25/24 1,187 1,190
Fannie Mae REMICS,
Series 1997-34, Class SA
(Cost of Funds for the 11th District of San Francisco *
29.753, 37.68% Cap)
29.75% 10/25/23
2
210 227
Fannie Mae REMICS,
Series 1998-37, Class VZ
6.00% 06/17/28 454 454
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 15,542 15,014
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 62,549 64,375
Fannie Mae REMICS,
Series 2005-117, Class LC
5.50% 11/25/35 194,743 194,357
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
2.21% 11/25/35
2
22,180 718
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
1.71% 10/25/25
2
802,670 8,306
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 22,912 22,541
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
11.45% 04/25/36
2
809,437 942,296
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
2.01% 03/25/37
2
681,955 59,007
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
1.72% 04/25/37
2
1,592,529 124,521
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
4.86% 07/25/37
2
$ 2,219 $ 2,194
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 150,960 156,958
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
2.21% 10/25/40
2
2,081,499 202,095
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
1.96% 03/25/40
2
4,254,135 463,353
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
2.03% 05/25/40
2
7,488,404 813,109
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 8,873,992 8,633,250
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 7,580,611 7,265,692
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 6,402,470 5,983,325
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
12
9,793,548 7,479,555
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
12
5,740,009 4,366,650
Fannie Mae REMICS,
Series 2016-45, Class AF
(LIBOR USD 1-Month plus 0.50%)
4.89% 07/25/46
2
7,421,234 7,315,720
Fannie Mae REMICS,
Series 2016-72, Class FA
(LIBOR USD 1-Month plus 0.50%)
4.89% 10/25/46
2
15,004,266 14,646,164
Fannie Mae REMICS,
Series 2016-74, Class GF
(LIBOR USD 1-Month plus 0.50%)
4.89% 10/25/46
2
12,141,857 11,809,769
Fannie Mae REMICS,
Series 2016-75, Class FL
(LIBOR USD 1-Month plus 0.50%)
4.89% 10/25/46
2
12,034,967 11,708,002
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 27,098,109 26,302,044
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 14,506,428 12,940,229

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 42
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 $ 20,026 $ 19,130
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 16,383,789 14,813,001
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 8,828,429 8,541,633
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 20,487 19,962
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 676,112 657,446
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 3,634,436 3,383,293
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 1,363,506 1,271,166
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 1,414,939 1,286,985
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 4,392,471 4,090,148
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 15,613,483 14,182,697
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 4,487,089 3,942,351
Fannie Mae REMICS,
Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
4.84% 11/25/49
2
29,160,219 28,741,367
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
4.89% 01/25/50
2
78,439 77,158
Fannie Mae REMICS,
Series G93-21, Class Z
7.20% 05/25/23 52 52
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 17,173 17,307
Freddie Mac Gold Pool A24156
6.50% 10/01/31 66,407 68,219
Freddie Mac Gold Pool A25162
5.50% 05/01/34 896,196 919,555
Freddie Mac Gold Pool A39012
5.50% 06/01/35 21,578 22,200
Freddie Mac Gold Pool A54856
5.00% 01/01/34 1,888,664 1,925,749
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A61164
5.00% 04/01/36 $ 5,818 $ 5,852
Freddie Mac Gold Pool A97038
4.00% 02/01/41 6,150,773 5,964,123
Freddie Mac Gold Pool C01492
5.00% 02/01/33 225,755 226,775
Freddie Mac Gold Pool C04546
3.00% 02/01/43 10,923,782 9,962,277
Freddie Mac Gold Pool C04573
3.00% 03/01/43 13,205,949 12,043,465
Freddie Mac Gold Pool C46104
6.50% 09/01/29 6,396 6,577
Freddie Mac Gold Pool C55789
7.50% 10/01/27 1,365 1,366
Freddie Mac Gold Pool G00992
7.00% 11/01/28 337 344
Freddie Mac Gold Pool G01515
5.00% 02/01/33 319,596 320,884
Freddie Mac Gold Pool G02579
5.00% 12/01/34 440,183 450,434
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,222,949 1,281,961
Freddie Mac Gold Pool G02955
5.50% 03/01/37 1,898,654 1,955,936
Freddie Mac Gold Pool G03357
5.50% 08/01/37 619,456 639,047
Freddie Mac Gold Pool G03676
5.50% 12/01/37 1,163,798 1,199,716
Freddie Mac Gold Pool G03783
5.50% 01/01/38 1,038,073 1,070,110
Freddie Mac Gold Pool G03985
6.00% 03/01/38 8,546 8,949
Freddie Mac Gold Pool G04438
5.50% 05/01/38 2,850,725 2,939,141
Freddie Mac Gold Pool G04703
5.50% 08/01/38 2,124,856 2,190,759
Freddie Mac Gold Pool G04706
5.50% 09/01/38 87,644 90,362
Freddie Mac Gold Pool G05866
4.50% 02/01/40 8,981,297 8,921,893
Freddie Mac Gold Pool G06361
4.00% 03/01/41 12,308 12,046
Freddie Mac Gold Pool G06498
4.00% 04/01/41 11,790,086 11,439,238
Freddie Mac Gold Pool G06499
4.00% 03/01/41 5,079,973 4,939,758
Freddie Mac Gold Pool G07408
3.50% 06/01/43 12,916,849 12,236,942
Freddie Mac Gold Pool G07786
4.00% 08/01/44 97,326,139 94,721,920
Freddie Mac Gold Pool G07848
3.50% 04/01/44 60,519,945 57,105,170
Freddie Mac Gold Pool G07849
3.50% 05/01/44 7,928,647 7,437,440
Freddie Mac Gold Pool G07924
3.50% 01/01/45 8,871,349 8,310,649

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
43 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07925
4.00% 02/01/45 $ 6,363,013 $ 6,199,833
Freddie Mac Gold Pool G08676
3.50% 11/01/45 21,146,818 19,770,616
Freddie Mac Gold Pool G08681
3.50% 12/01/45 14,204,008 13,174,617
Freddie Mac Gold Pool G08698
3.50% 03/01/46 729 681
Freddie Mac Gold Pool G08710
3.00% 06/01/46 84,984,518 76,392,103
Freddie Mac Gold Pool G08711
3.50% 06/01/46 6,012,558 5,609,996
Freddie Mac Gold Pool G08715
3.00% 08/01/46 115,910,852 104,191,610
Freddie Mac Gold Pool G08721
3.00% 09/01/46 11,773,733 10,617,635
Freddie Mac Gold Pool G08722
3.50% 09/01/46 27,017,629 25,191,819
Freddie Mac Gold Pool G08726
3.00% 10/01/46 125,377,948 112,909,995
Freddie Mac Gold Pool G08727
3.50% 10/01/46 23,716,526 22,113,800
Freddie Mac Gold Pool G08732
3.00% 11/01/46 77,644,552 69,923,349
Freddie Mac Gold Pool G08741
3.00% 01/01/47 49,218,881 44,324,410
Freddie Mac Gold Pool G08742
3.50% 01/01/47 37,816,056 35,189,600
Freddie Mac Gold Pool G08747
3.00% 02/01/47 17,375,357 15,647,500
Freddie Mac Gold Pool G08757
3.50% 04/01/47 13,866,878 12,840,465
Freddie Mac Gold Pool G08758
4.00% 04/01/47 10,717 10,262
Freddie Mac Gold Pool G08762
4.00% 05/01/47 10,786,704 10,326,905
Freddie Mac Gold Pool G08779
3.50% 09/01/47 53,720 49,888
Freddie Mac Gold Pool G08784
3.50% 10/01/47 47,391 43,883
Freddie Mac Gold Pool G08792
3.50% 12/01/47 40,658 37,648
Freddie Mac Gold Pool G08826
5.00% 06/01/48 7,476,513 7,482,136
Freddie Mac Gold Pool G08833
5.00% 07/01/48 4,775,384 4,778,975
Freddie Mac Gold Pool G08838
5.00% 09/01/48 2,444,481 2,452,086
Freddie Mac Gold Pool G08840
5.00% 08/01/48 704,211 703,493
Freddie Mac Gold Pool G08843
4.50% 10/01/48 5,613,305 5,504,043
Freddie Mac Gold Pool G08844
5.00% 10/01/48 6,373,469 6,378,262
Freddie Mac Gold Pool G08848
4.50% 11/01/48 1,014,447 996,085
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08849
5.00% 11/01/48 $ 2,507,426 $ 2,513,505
Freddie Mac Gold Pool G16085
2.50% 02/01/32 2,623,360 2,458,557
Freddie Mac Gold Pool G16502
3.50% 05/01/33 45,909 44,379
Freddie Mac Gold Pool G16524
3.50% 05/01/33 18,281,306 17,671,999
Freddie Mac Gold Pool G16584
3.50% 08/01/33 2,631,773 2,542,412
Freddie Mac Gold Pool G16607
3.50% 09/01/33 26,332,562 25,484,366
Freddie Mac Gold Pool G16623
2.50% 09/01/32 20,299,274 19,026,916
Freddie Mac Gold Pool G16755
3.50% 02/01/34 25,480,430 24,553,466
Freddie Mac Gold Pool G16756
3.50% 01/01/34 2,405,379 2,327,900
Freddie Mac Gold Pool G18592
3.00% 03/01/31 18,162 17,350
Freddie Mac Gold Pool G18596
3.00% 04/01/31 20,987,576 19,904,874
Freddie Mac Gold Pool G18691
3.00% 06/01/33 7,721,640 7,308,921
Freddie Mac Gold Pool G18692
3.50% 06/01/33 10,493,160 10,112,292
Freddie Mac Gold Pool G18713
3.50% 11/01/33 12,275,507 11,851,026
Freddie Mac Gold Pool G18716
3.50% 12/01/33 35,685 34,536
Freddie Mac Gold Pool G60023
3.50% 04/01/45 9,654,384 9,059,278
Freddie Mac Gold Pool G60080
3.50% 06/01/45 98,487,147 92,200,865
Freddie Mac Gold Pool G60138
3.50% 08/01/45 79,661,454 74,364,376
Freddie Mac Gold Pool G60238
3.50% 10/01/45 30,400,885 28,450,944
Freddie Mac Gold Pool G60344
4.00% 12/01/45 73,352 71,069
Freddie Mac Gold Pool G67700
3.50% 08/01/46 23,167,703 21,674,464
Freddie Mac Gold Pool G67703
3.50% 04/01/47 232,248,770 217,206,958
Freddie Mac Gold Pool G67706
3.50% 12/01/47 117,782,863 110,044,123
Freddie Mac Gold Pool G67707
3.50% 01/01/48 304,118,836 285,341,192
Freddie Mac Gold Pool G67708
3.50% 03/01/48 267,787,710 250,264,462
Freddie Mac Gold Pool G67709
3.50% 03/01/48 199,694,003 186,960,697
Freddie Mac Gold Pool G67710
3.50% 03/01/48 167,369,419 155,849,633
Freddie Mac Gold Pool G67711
4.00% 03/01/48 49,465,768 47,740,271

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 44
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67713
4.00% 06/01/48 $ 440,234 $ 421,199
Freddie Mac Gold Pool G67714
4.00% 07/01/48 73,004 70,412
Freddie Mac Gold Pool G67717
4.00% 11/01/48 61,172,481 59,000,390
Freddie Mac Gold Pool H00790
5.50% 05/01/37 4,104 4,185
Freddie Mac Gold Pool H05069
5.50% 05/01/37 64,769 66,034
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 20,835,024 20,392,289
Freddie Mac Gold Pool U99097
3.50% 07/01/43 29,089,460 27,238,351
Freddie Mac Gold Pool V62078
3.50% 08/01/33 2,885,045 2,780,080
Freddie Mac Gold Pool V62129
3.50% 08/01/33 6,220,330 5,994,975
Freddie Mac Gold Pool V80356
3.50% 08/01/43 20,621,662 19,322,332
Freddie Mac Pool QD3162
2.00% 12/01/51 143,408,011 117,046,678
Freddie Mac Pool QE0312
2.00% 04/01/52 6,729,408 5,477,800
Freddie Mac Pool QE0521
2.50% 04/01/52 3,089,495 2,615,331
Freddie Mac Pool RA6507
2.00% 12/01/51 130,997,430 106,723,059
Freddie Mac Pool RB5077
2.00% 10/01/40 97,802,981 82,511,312
Freddie Mac Pool RE6029
3.00% 02/01/50 3,964,698 3,449,363
Freddie Mac Pool SD1178
2.00% 03/01/52 16,974,399 13,823,072
Freddie Mac Pool SD7502
3.50% 07/01/49 7,320,281 6,784,445
Freddie Mac Pool SD7503
3.50% 08/01/49 16,121,761 14,969,180
Freddie Mac Pool SD7511
3.50% 01/01/50 16,118,820 14,961,412
Freddie Mac Pool SD8182
2.00% 12/01/51 27,607,260 22,532,341
Freddie Mac Pool SD8188
2.00% 01/01/52 50,173,310 40,946,079
Freddie Mac Pool SD8189
2.50% 01/01/52 372,334,952 316,638,651
Freddie Mac Pool SD8193
2.00% 02/01/52 20,805,773 16,943,494
Freddie Mac Pool SD8199
2.00% 03/01/52 187,717,403 152,803,691
Freddie Mac Pool SD8205
2.50% 04/01/52 436,206,587 369,477,012
Freddie Mac Pool ZA5103
3.50% 12/01/47 124,259 114,950
Freddie Mac Pool ZA5128
3.50% 12/01/47 394,281 365,569
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool ZM1779
3.00% 09/01/46 $ 12,892,537 $ 11,615,614
Freddie Mac Pool ZM2285
3.00% 12/01/46 15,021,990 13,489,560
Freddie Mac Pool ZS4693
3.00% 12/01/46 14,983,095 13,454,633
Freddie Mac Pool ZS4768
3.50% 05/01/48 1,032,047 955,603
Freddie Mac Pool ZT0277
3.50% 10/01/46 1,607,912 1,499,868
Freddie Mac Pool ZT1403
3.50% 11/01/33 14,148,643 13,656,501
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 27,723 28,213
Freddie Mac REMICS,
Series 1983, Class Z
6.50% 12/15/23 3,089 3,099
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 129,351 130,548
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 7,623 7,705
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 2,928 3,014
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
9.70% 02/15/32
2
4,473 5,093
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 11,209 11,716
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
2.88% 08/15/35
2
647,008 88,066
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 1,685,153 1,723,432
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
2.88% 08/15/35
2
286,057 25,969
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 27,204,081 26,626,794
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
1.63% 07/15/41
2
3,546,049 105,229
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 6,359,189 6,224,957

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
45 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 $ 9,215,000 $ 9,061,753
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 19,752,242 19,025,988
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 6,835,182 6,559,412
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 10,814,377 10,270,644
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 195,658 180,481
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 1,222,470 1,072,084
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 173,485 170,811
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 8,191,368 7,889,042
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 2,881,960 2,720,840
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 2,120,885 1,949,302
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 732,239 665,416
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 905,155 820,754
Freddie Mac REMICS,
Series 4937, Class MF
(LIBOR USD 1-Month plus 0.45%)
4.84% 12/25/49
2
5,807,245 5,718,252
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
12
12,379,435 9,239,525
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
4.82% 11/15/43
2
2,111,550 2,070,701
Ginnie Mae (TBA)
2.50% 01/20/53 1,119,400,000 969,847,544
Ginnie Mae I Pool 782817
4.50% 11/15/39 9,507,344 9,461,987
Ginnie Mae I Pool AA5452
3.50% 07/15/42 77,461 72,920
Ginnie Mae II Pool 2631
7.00% 08/20/28 874 900
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 3388
4.50% 05/20/33 $ 1,723 $ 1,702
Ginnie Mae II Pool 3427
4.50% 08/20/33 885 884
Ginnie Mae II Pool 3554
4.50% 05/20/34 781 780
Ginnie Mae II Pool 4058
5.00% 12/20/37 444 452
Ginnie Mae II Pool 4342
5.00% 01/20/39 656 668
Ginnie Mae II Pool 4520
5.00% 08/20/39 12,251 12,478
Ginnie Mae II Pool 5140
4.50% 08/20/41 26,804 26,776
Ginnie Mae II Pool 5175
4.50% 09/20/41 29,170 29,141
Ginnie Mae II Pool 5281
4.50% 01/20/42 8,464 8,456
Ginnie Mae II Pool 783591
4.50% 07/20/41 10,338 10,327
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/34
2
6,846 6,696
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 03/20/35
2
7,766 7,569
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 08/20/35
2
10,347 10,074
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.75% 10/20/35
2
9,803 9,512
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.00% 05/20/25
2
1,084 1,076
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.50% 06/20/25
2
1,352 1,335
Ginnie Mae II Pool MA0627
4.50% 12/20/42 34,385 34,450
Ginnie Mae II Pool MA0701
4.50% 01/20/43 33,592 33,557
Ginnie Mae II Pool MA1157
3.50% 07/20/43 31,715 29,856
Ginnie Mae II Pool MA1997
4.50% 06/20/44 8,423 8,513
Ginnie Mae II Pool MA2374
5.00% 11/20/44 182,332 184,533
Ginnie Mae II Pool MA2756
4.50% 04/20/45 17,677 17,834

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 46
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA2828
4.50% 05/20/45 $ 733,422 $ 735,842
Ginnie Mae II Pool MA2894
4.50% 06/20/45 288,442 287,722
Ginnie Mae II Pool MA3036
4.50% 08/20/45 27,957 28,049
Ginnie Mae II Pool MA3309
3.00% 12/20/45 5,714 5,174
Ginnie Mae II Pool MA3456
4.50% 02/20/46 187,722 188,342
Ginnie Mae II Pool MA3521
3.50% 03/20/46 21,409,368 20,100,199
Ginnie Mae II Pool MA3524
5.00% 03/20/46 9,300 9,466
Ginnie Mae II Pool MA3597
3.50% 04/20/46 53,933,349 50,567,943
Ginnie Mae II Pool MA3600
5.00% 04/20/46 5,363,899 5,459,468
Ginnie Mae II Pool MA3662
3.00% 05/20/46 2,087,803 1,894,120
Ginnie Mae II Pool MA3663
3.50% 05/20/46 15,356,032 14,383,430
Ginnie Mae II Pool MA3665
4.50% 05/20/46 78,343 78,062
Ginnie Mae II Pool MA3666
5.00% 05/20/46 2,897,616 2,949,707
Ginnie Mae II Pool MA3738
4.50% 06/20/46 333,148 331,955
Ginnie Mae II Pool MA3739
5.00% 06/20/46 1,783,721 1,815,770
Ginnie Mae II Pool MA3805
4.50% 07/20/46 2,542,919 2,533,811
Ginnie Mae II Pool MA3806
5.00% 07/20/46 135,882 138,317
Ginnie Mae II Pool MA3873
3.00% 08/20/46 16,001,173 14,516,767
Ginnie Mae II Pool MA3876
4.50% 08/20/46 2,828,988 2,818,856
Ginnie Mae II Pool MA3877
5.00% 08/20/46 590,201 597,033
Ginnie Mae II Pool MA3937
3.50% 09/20/46 12,376,133 11,592,267
Ginnie Mae II Pool MA3939
4.50% 09/20/46 1,587,588 1,585,631
Ginnie Mae II Pool MA4003
3.00% 10/20/46 6,435,103 5,834,106
Ginnie Mae II Pool MA4006
4.50% 10/20/46 1,663,218 1,657,261
Ginnie Mae II Pool MA4007
5.00% 10/20/46 3,229,246 3,287,359
Ginnie Mae II Pool MA4069
3.50% 11/20/46 38,616,583 36,134,527
Ginnie Mae II Pool MA4071
4.50% 11/20/46 4,563,632 4,598,337
Ginnie Mae II Pool MA4072
5.00% 11/20/46 1,011,079 1,029,274
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4126
3.00% 12/20/46 $ 110,615,641 $ 100,215,718
Ginnie Mae II Pool MA4127
3.50% 12/20/46 43,471,272 40,677,184
Ginnie Mae II Pool MA4129
4.50% 12/20/46 15,743,715 15,702,476
Ginnie Mae II Pool MA4196
3.50% 01/20/47 10,053 9,407
Ginnie Mae II Pool MA4198
4.50% 01/20/47 124,763 124,316
Ginnie Mae II Pool MA4199
5.00% 01/20/47 2,825,123 2,875,819
Ginnie Mae II Pool MA4264
4.50% 02/20/47 35,531,338 35,321,695
Ginnie Mae II Pool MA4265
5.00% 02/20/47 648,511 660,047
Ginnie Mae II Pool MA4324
5.00% 03/20/47 3,597,732 3,665,916
Ginnie Mae II Pool MA4382
3.50% 04/20/47 24,604,978 22,992,753
Ginnie Mae II Pool MA4384
4.50% 04/20/47 1,506,182 1,494,198
Ginnie Mae II Pool MA4385
5.00% 04/20/47 6,173,376 6,276,367
Ginnie Mae II Pool MA4453
4.50% 05/20/47 79,228,999 77,911,967
Ginnie Mae II Pool MA4454
5.00% 05/20/47 13,587,827 13,787,940
Ginnie Mae II Pool MA4510
3.50% 06/20/47 33,841 31,583
Ginnie Mae II Pool MA4511
4.00% 06/20/47 4,839,752 4,650,967
Ginnie Mae II Pool MA4512
4.50% 06/20/47 272,385 267,857
Ginnie Mae II Pool MA4513
5.00% 06/20/47 257,453 259,463
Ginnie Mae II Pool MA4586
3.50% 07/20/47 40,387,758 37,741,377
Ginnie Mae II Pool MA4588
4.50% 07/20/47 44,085 43,651
Ginnie Mae II Pool MA4589
5.00% 07/20/47 11,668,469 11,844,903
Ginnie Mae II Pool MA4652
3.50% 08/20/47 3,054,878 2,852,800
Ginnie Mae II Pool MA4655
5.00% 08/20/47 14,098,733 14,306,370
Ginnie Mae II Pool MA4719
3.50% 09/20/47 38,132,043 35,609,633
Ginnie Mae II Pool MA4720
4.00% 09/20/47 94,893 91,428
Ginnie Mae II Pool MA4722
5.00% 09/20/47 271,091 275,021
Ginnie Mae II Pool MA4781
5.00% 10/20/47 3,261,253 3,310,565
Ginnie Mae II Pool MA4836
3.00% 11/20/47 86,218,414 78,031,454

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
47 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4837
3.50% 11/20/47 $ 94,938,043 $ 88,657,953
Ginnie Mae II Pool MA4838
4.00% 11/20/47 31,727,475 30,495,732
Ginnie Mae II Pool MA4840
5.00% 11/20/47 1,046,717 1,054,850
Ginnie Mae II Pool MA4900
3.50% 12/20/47 6,099,652 5,696,164
Ginnie Mae II Pool MA4901
4.00% 12/20/47 21,185,049 20,362,591
Ginnie Mae II Pool MA4961
3.00% 01/20/48 295,252 267,108
Ginnie Mae II Pool MA4963
4.00% 01/20/48 35,184,821 33,818,855
Ginnie Mae II Pool MA5078
4.00% 03/20/48 53,588 51,502
Ginnie Mae II Pool MA5137
4.00% 04/20/48 11,392,553 10,925,077
Ginnie Mae II Pool MA5399
4.50% 08/20/48 2,579,280 2,532,677
Ginnie Mae II Pool MA5466
4.00% 09/20/48 4,676,487 4,478,749
Ginnie Mae II Pool MA5467
4.50% 09/20/48 24,066 23,641
Ginnie Mae II Pool MA5528
4.00% 10/20/48 21,465,238 20,617,524
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,865,384 3,887,593
Ginnie Mae II Pool MA5651
4.00% 12/20/48 7,699 7,342
Ginnie Mae II Pool MA6030
3.50% 07/20/49 8,727,690 7,904,893
Ginnie Mae II Pool MA6080
3.00% 08/20/49 1,744 1,523
Ginnie Mae II Pool MA6081
3.50% 08/20/49 3,547,989 3,213,505
Ginnie Mae II Pool MA6209
3.00% 10/20/49 3,350,619 2,924,609
Ginnie Mae II Pool MA6210
3.50% 10/20/49 1,645,981 1,486,178
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 3,474,086 3,511,607
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
2.42% 06/16/37
2
6,662,274 801,525
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
1.90% 03/20/36
2
5,826,626 199,877
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
2.45% 05/20/37
2
14,524,279 672,385
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
2.13% 12/20/39
2
$ 2,283,277 $ 238,844
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
2.47% 07/16/39
2
16,419 705
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
1.97% 08/16/38
2
16,460 204
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
2.07% 01/16/40
2
29,840 2,944
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
1.47% 01/16/40
2
5,425,410 469,717
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
2.17% 09/16/39
2
415,590 4,167
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 74,045 13,519
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 5,188,260 4,898,145
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 716,801 675,674
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 6,670,550 6,300,872
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 4,859,991 4,355,744
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 7,653,087 7,049,966
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 664,215 644,690
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 779,433 710,784
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 10,426,601 9,147,973
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 7,886,394 7,261,051
UMBS (TBA)
2.00% 01/01/53 3,232,925,000 2,631,457,408

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 48
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
2.50% 01/01/53 $ 3,132,200,000 $ 2,650,380,158
3.00% 01/01/53 1,435,900,000 1,259,578,774
3.50% 01/01/53 546,700,000 496,472,069
4.00% 01/01/53 824,125,000 772,759,333
4.50% 01/01/53 2,120,475,000 2,041,859,195
5.00% 01/01/53 3,017,200,000 2,973,003,541
23,541,642,458
Total Mortgage-Backed
(Cost $33,981,094,682) 31,826,335,684
MUNICIPAL BONDS — 0.58%*
California — 0.22%
California State University Revenue Bonds, University &
College Improvements, Series B
2.14% 11/01/33 14,500,000 10,963,673
2.27% 11/01/34 23,510,000 17,484,390
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 16,620,000 12,228,196
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 189,264
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 12,625,000 12,923,984
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 1,490,000 1,669,267
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 47,945,000 31,728,732
3.26% 05/15/60 34,700,000 22,478,951
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 30,115,000 26,366,149
136,032,606
Colorado — 0.04%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 6,010,000 4,856,782
2.52% 11/15/32 8,450,000 6,753,616
2.62% 11/15/33 9,000,000 7,113,498
2.72% 11/15/34 5,000,000 3,914,836
22,638,732
New Jersey — 0.00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 295,000 298,943
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 $ 300,000 $ 255,386
554,329
New York — 0.30%
City of New York General Obligation Bonds, Public
Improvements
4.77% 10/01/23 4,420,000 4,424,026
5.21% 10/01/31 6,420,000 6,497,573
City of New York General Obligation Bonds, Public
Improvements, Series A
3.00% 08/01/34 15,185,000 12,249,020
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 2,812,639
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 13,145,000 11,733,264
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 23,125,000 23,776,896
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 430,000 404,884
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 2,810,942
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 12,135,000 9,476,296
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 3,090,000 2,294,629
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
C5
3.90% 05/01/31 15,000,000 13,639,050
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 5,773,747
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 2,838,034
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 13,135,000 13,261,717
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45% 11/01/34 3,000,000 2,199,354
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 7,895,000 6,456,174

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
49 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 $ 44,990,000 $ 45,481,359
5.43% 03/15/39 21,300,000 21,653,584
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 142,267
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 150,000 154,332
188,079,787
Texas — 0.02%
North Texas Tollway Authority Revenue Bonds
2.33% 01/01/33 765,000 595,595
2.43% 01/01/34 10,000,000 7,711,268
2.53% 01/01/35 8,000,000 6,119,717
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 333,997
14,760,577
Total Municipal Bonds
(Cost $449,190,422) 362,066,031
U.S. TREASURY SECURITIES — 23.16%
U.S. Treasury Bonds — 7.69%
U.S. Treasury Bonds
2.00% 11/15/41 2,595,308,000 1,858,356,798
2.38% 02/15/42 2,363,000,000 1,806,771,965
4.00% 11/15/52 1,062,661,000 1,068,804,509
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.63% 07/15/32
13
114,657,137 105,033,376
4,838,966,648
U.S. Treasury Notes — 15.47%
U.S. Treasury Notes
3.88% 11/30/27 2,139,281,000 2,127,693,585
3.88% 12/31/27 3,571,017,000 3,550,661,060
4.13% 10/31/27 115,601,000 116,048,051
4.13% 11/15/32 537,225,000 548,011,473
4.25% 12/31/24 253,722,000 252,894,344
4.50% 11/30/24 3,133,203,000 3,133,818,204
9,729,126,717
Total U.S. Treasury Securities
(Cost $15,386,830,407) 14,568,093,365
Total Bonds — 113.14%
(Cost $77,047,166,651)
71,165,659,731
Issues Shares Value
COMMON STOCK — 0.09%
Communications — 0.09%
Intelsat Emergence SA
3,5,6,10
(Luxembourg) 2,394,859 57,955,588
Issues Shares Value
COMMON STOCK — 0.09% (continued)
Electric — 0.00%
Homer City Holdings LLC
†,5,6,14
1,180,703 $ —
Total Common Stock
(Cost $145,415,216) 57,955,588
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,10
(Luxembourg) 250,803 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,10
(Luxembourg) 250,803 —
—
Total Rights
(Cost $–) —
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 13.64%
Money Market Funds — 7.69%
Dreyfus Government Cash Management Fund
4.19%
15
2,313,773,000 2,313,773,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
15,16
2,849,947 2,849,947
JPMorgan U.S. Government Money Market Fund
4.08%
15
666,654,000 666,654,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
15
1,855,846,262 1,855,846,262
4,839,123,209
U.S. Agency Discount Notes — 2.63%
Federal Home Loan Bank
3.07%
17
02/28/23 $ 25,000,000 24,828,273
3.33%
17
03/06/23 150,000,000 148,859,145
4.46%
17
03/17/23 156,000,000 154,601,242
4.47%
17
03/23/23 250,000,000 247,572,400
1.04%
17
06/14/24 746,595,000 707,357,326
1.20%
17
12/23/24 173,195,000 161,796,767
1.61%
17
09/04/24 218,105,000 207,171,657
1,652,186,810
U.S. Treasury Bills — 3.32%
U.S. Treasury Bills
4.33%
17
03/09/23 100,000,000 99,242,175
4.44%
17
05/04/23 500,000,000 492,536,500
4.52%
17
05/11/23 500,000,000 492,004,550
4.53%
17
05/18/23 260,000,000 255,627,203
4.56%
17
05/25/23 505,000,000 496,091,118
4.58%
17
06/01/23 250,000,000 245,356,625

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 50
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
4.62%
17
06/22/23 $ 4,000,000 $ 3,915,421
2,084,773,592
Total Short-Term Investments
(Cost $8,638,260,425) 8,576,083,611
Total Investments - 126.87%
(Cost $85,830,842,292) 79,799,698,930
Net unrealized depreciation on unfunded commitments
- 0.00% (2,761)
Liabilities in Excess of Other Assets - (26.87)% (16,899,355,314)
Net Assets - 100.00% $ 62,900,340,855
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $399,971,266, which is 0.64% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $188,833, at an interest rate of 8.32% and a maturity of July 31, 2028. The investment is accruing an unused commitment fee of
0.48% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $790,741, at an interest rate of 7.82% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
5.05% per annum.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $2,040,006, at an interest rate of 8.80% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Zero coupon bond. The rate shown is the effective yield as of December 31, 2022.
13
Inflation protected security. Principal amount reflects original security face amount.
14
Affiliated investment.
15
Represents the current yield as of December 31, 2022.
16
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $2,849,947.
17
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
51 / December 2022
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 2,019,000 USD 2,064,350 Citibank N.A. 01/13/23 $ 92,555
EUR 17,098,000 USD 17,549,460 State Street Global Markets LLC 01/13/23 716,389
EUR 18,248,000 USD 18,199,444 The Bank of New York Mellon 01/13/23 1,294,954
EUR 6,494,273 USD 6,431,197 Bank of America N.A. 01/13/23 506,655
EUR 27,324,000 USD 27,528,859 Barclays Bank PLC 01/13/23 1,661,459
GBP 9,310,000 USD 11,085,491 State Street Global Markets LLC 01/13/23 117,951
GBP 3,451,000 USD 3,919,515 The Bank of New York Mellon 01/13/23 233,340
GBP 1,023,000 USD 1,218,889 Barclays Bank PLC 01/13/23 12,165
GBP 17,770,000 USD 20,484,033 Bank of America N.A. 01/13/23 899,978
5,535,446
USD 38,759,926 EUR 37,644,000 Barclays Bank PLC 01/13/23 (1,455,282)
USD 74,827,582 EUR 73,409,273 Citibank N.A. 01/13/23 (3,595,783)
USD 54,524,949 EUR 55,376,000 Goldman Sachs International 01/13/23 (4,633,413)
USD 519,300,189 EUR 524,555,000 Bank of America N.A. 01/13/23 (41,083,623)
USD 7,693,018 EUR 7,616,000 State Street Global Markets LLC 01/13/23 (443,180)
USD 4,092,392 EUR 3,869,000 The Bank of New York Mellon 01/13/23 (40,873)
USD 1,801,209 GBP 1,620,000 Barclays Bank PLC 01/13/23 (148,262)
USD 168,391,617 GBP 148,723,000 Citibank N.A. 01/13/23 (10,578,239)
USD 20,773,597 GBP 18,023,000 Citibank N.A. 01/13/23 (914,868)
USD 9,341,720 GBP 8,408,000 The Bank of New York Mellon 01/13/23 (776,275)
(63,669,798)
NET UNREALIZED DEPRECIATION $ (58,134,352)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 56,025 03/31/23 $ 11,489,502,009 $ 10,260,432 $ 10,260,432
U.S. Treasury Ultra Bond 5,011 03/22/23 673,039,938 (2,372,755) (2,372,755)
U.S. Treasury Five-Year Note 1,474 03/31/23 159,088,360 (168,024) (168,024)
U.S. Treasury Ten-Year Note 496 03/22/23 55,699,250 (55,526,595) (55,526,595)
U.S. Treasury Ten-Year Ultra Bond 204 03/22/23 24,129,375 79,466 79,466
12,401,458,932 (47,727,476) (47,727,476)
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bund Future 2,383 03/08/23 (338,075,120) 20,333,921 20,333,921
Euro-Bobl Future 2,040 03/08/23 (252,009,743) 7,524,339 7,524,339
Euro-Buxl 30 Year 238 03/08/23 (34,351,704) 6,599,123 6,599,123
(624,436,567) 34,457,383 34,457,383
TOTAL FUTURES CONTRACTS $ 11,777,022,365 $ (13,270,093) $ (13,270,093)

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 52
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 12/31/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Credit Suisse
First Boston
International 06/20/23 $ 20,000 $ 394,297 $ 304,166 $ 90,131
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 60,665 1,980,551 1,793,662 186,889
TOTAL $ 2,374,848 $ 2,097,828 $ 277,020
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
53 / December 2022
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually $ 171,210 $ 52,264,198 $ — $ 52,264,198
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 126,690 38,383,903 — 38,383,903
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 85,605 25,583,525 — 25,583,525
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 190,870 53,795,831 — 53,795,831
Interest Rate Swap
1
03/15/53 3.25% Annual
3-month USD
LIBOR Annual 39,050 1,693,339 — 1,693,339
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 2,049,640 (124,710,551) — (124,710,551)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 1,515,880 (92,009,975) — (92,009,975)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 1,024,820 (61,466,449) — (61,466,449)
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 2,236,795 (113,687,343) — (113,687,343)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 944,800 (42,086,943) — (42,086,943)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 1,300,000 (57,909,639) — (57,909,639)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 1,000,000 (44,545,876) — (44,545,876)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 712,510 (30,678,509) — (30,678,509)
TOTAL SWAPS CONTRACTS $ 11,397,870 $ (395,374,489) $ — $ (395,374,489)
1
Centrally cleared.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 54
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
55 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 4,839,123,209 $ — $ — $ 4,839,123,209
U.S. Agency Discount Notes — 1,652,186,810 — 1,652,186,810
U.S. Treasury Bills 2,084,773,592 — — 2,084,773,592
Long-Term Investments:
Asset-Backed Securities — 3,240,394,680 25,617,235 3,266,011,915
Bank Loans — 1,107,407,634 3,905,488 1,111,313,122
Common Stock — — 57,955,588 57,955,588
Corporates — 19,234,821,390 70,927,031 19,305,748,421
Foreign Government Obligations — 726,091,193 — 726,091,193
Mortgage-Backed Securities — 31,584,769,760 241,565,924 31,826,335,684
Municipal Bonds — 362,066,031 — 362,066,031
Rights — — — —
U.S. Treasury Securities 14,463,059,989 105,033,376 — 14,568,093,365
Other Financial Instruments
*
Assets:
Credit contracts — 1,980,551 394,297 2,374,848
Foreign currency exchange contracts — 5,535,446 — 5,535,446
Interest rate contracts 44,797,281 171,720,796 — 216,518,077
Liabilities:
Foreign currency exchange contracts — (63,669,798) — (63,669,798)
Interest rate contracts (58,067,374) (567,095,285) — (625,162,659)
Total $ 21,373,686,697 $ 57,561,242,584 $ 400,365,563 $ 79,335,294,844
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures and swaps.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 56
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 28,567,563 $ 3,351,078 $ 71,845,770 $ 61,572,896 $ 947,503 $ 155,761,703
Accrued discounts/premiums — 42,765 — (14,433) (493,178) (296,225)
Realized (loss) — — — (29,041) — —
Change in unrealized
appreciation (depreciation)* (1,581,446) (169,539) (13,890,182) 9,654,768 (60,028) (7,632,008)
Purchases — 681,184 — — — 93,732,454
Sales (1,368,882) — — (257,159) — —
Transfers into Level 3** — — — — — —
Transfers out of Level 3** — — — — — —
Balance as of
December 31, 2022
$ 25,617,235 $ 3,905,488 $ 57,955,588 $ 70,927,031 $ 394,297 $ 241,565,924
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(13,678,435) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $25,617,235 Broker Quote Offered Quote $88.64 $88.64 Increase
Bank Loans $3,905,488 Third-Party Vendor Vendor Prices $60.00 $60.00 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $57,955,588 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $70,927,031 Third-Party Vendor Vendor Prices $99.04 - $109.00 $108.56 Increase
Credit Default Swaps $394,297 Broker Quote Offered Quote $1.78 $1.78 Increase
Mortgage-Backed
Securities-Non-Agency $6,600,019 Third-Party Vendor Vendor Prices $0.86 - $98.84 $18.35 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $234,965,905 Broker Quote Offered Quote $94.47 - $99.78 $96.40 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
57 / December 2022
COMMITMENTS AND CONTINGENCIES
The Total Return Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2022:
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2022 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—
TOTAL RETURN BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan B, 1st Lien July 2028 $ 188,833 $ (11,167)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 790,741 (41,551)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan B, 1st Lien June 2029 2,040,007 49,957
Total Unfunded Commitments $ 3,019,581 $ (2,761)